Loan Number	Seller Loan Number	Borrower Name	Original Balance	State	QM Status	Final Overall Grade	Final Credit Grade	Final Property Valuations Grade	Final Compliance Grade	Active Material Exceptions	Active Non-Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Loan Status	Sample Group
29	(No Data)	XXX	XXX	SC	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Owner Occupied/ A-PUD.  LTV is 29.41%.  7/1 ARM.  LAW at 48.51% DTI.  Review yields DTI of 49.37%.

Income:
B1:  Paystub dated 09/08/2017 supported a biweekly base of $1,384.80 ($3.000.40 monthly).
Lender qualified with monthly income of $3.000.40.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Debt Consolidation.  Cash in hand of $50,636.14.

Credit Grade:  B- with a credit score of 578.  No Rating – Owned free and clear of mortgages, no BK’s or foreclosures, and an LTV of 29.41% met the B- Credit Grade requirements.

Borrower has 7 open/active trade lines.

Credit Report dated 08/01/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017 is 7.625% (7.125% base rate + 0.500% for Loan Amount). Lender qualified and closed at a rate of 7.625%.	Complete	ASFFEB18
33	(No Data)	XXX	XXX	CA	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	CRDDTI2540: DTI: Missing verification of some or all components of non-subject PITI
- Initial Clayton Comments:  Missing annual tax of XXX  $640.59 / month used for qualification.  Subject to re-qualification.
- Client/Seller Response Comments:  12/12/2017  Client provided Tax Cert and Assessors ID verification. 12/12/2017 - Clayton reviewed the Tax Cert and Assessors ID verification, indicating 2 Installments of $3,843.55 or $640.59 per month.  Exception Satisfied.
- Clayton Conclusion Comments:  12/12/2017 - Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Non Owner/Condo (Non-Warrantable).  LTV is 70%.  7/1 ARM.  LAW at 28.21% DTI.  Review yields DTI of 28.21%.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $50,369.45.  Lender qualified with monthly income of $48,000.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Cash in hand of $479,837.93.

Credit Grade:  A with a credit score of 721.  Credit report with a mortgage rating of 0x30 in 12 months.  No BK’s or foreclosures, and an LTV of 75% met the A Credit Grade requirements.

Borrower has 11 open/active tradelines.

Credit Report dated 10/13/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 11/15/2017, is 6.500% (5.375% base rate + 0.375% for Business bank statements + 0.500% for Non Warrantable condo + 0.250% for n/o/o). Lender qualified and closed at a rate of 6.500%.	Complete	ASFFEB18
34	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPTRID4463: TILA/RESPA Integrated Disclosure: TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non Numeric ErrorAll CD's:  Loan disclosure - Assumption does not match Note/product.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance, Owner Occupied, A-PUD.  LTV/CLTV/HCLTV is 62.50%.  30 Year Fixed.  LAW at 38.10% DTI.  Review yields DTI of 38.10%.

Income:
B1:  Alt Doc with 24 months personal bank statements supporting a monthly cash flow of $4,360.07.  Lender qualified with monthly income of $4,220.11.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Cash in hand of $9,205.34.

Credit Grade:  A with a credit score of 786.  Credit report with a mortgage rating of 0x30,  no BKs or foreclosures, and an LTV of 62.50% met the A Credit Grade requirements.

Borrower has 9 open/active tradelines.

Credit Report dated 11/03/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 11/15/2017 is 5.875% (5.125% base rate + 0.125% for bank statements + 0.250% for loan amount + 0.375% for fixed rate). Lender qualified and closed at a rate of 5.875%.	Complete	ASFFEB18
433	(No Data)	XXX	XXX	NJ	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	(No Data)	CMPTRID3772: TILA/RESPA Integrated Disclosure: TRID - Error #10 discovered on Loan Estimate
- Initial Clayton Comments:  Non-Numeric Material Error: LE's dated 04/05/17, 04/11/17, 04/26/17 and 05/19/17 have the following formatting issues in the Costs at Closing Section:  Loan Costs Section C fees are not alphabetized.
- Clayton Conclusion Comments:  Corrected on CD dated 05/26/2017.

CRDAPP130: Application:  Application is incomplete
- Initial Clayton Comments:  Condition 7001.  Provide Final 1003 signed by borrower and loan officer.
- Client/Seller Response Comments:  06/12/2017  Client provided Signed final 1003.06/13/2017  Client provided Signed Final 1003.
- Clayton Conclusion Comments:  06/12/2017 - Clayton reviewed the Signed final 1003.  Signed 1003 is the initial 1003 dated 4/5/17, by the borrower and 3/16/2017, by the loan officer.  Please provide signed final 1003, dated near closing of 5/31/2017.  Exception Remains.06/13/2017 - Clayton reviewed the Signed Final 1003.  Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, Semi-Attached PUD (End Unit).  LTV/CLTV/HCLTV is 84.73, 7/1 ARM.  LAW at 7.38%/31.15% DTI.  Review yields DTI of 7.38%/31.23%.

Income:
Alt Doc with 24 months business bank statements supporting a monthly cash flow of $39,624.98.  Lender qualified with monthly income of $39,624.98.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $53,634.97.

Credit Grade:  A- with a credit score of 694.  Credit report with a mortgage rating of 0x30 for 12 months, no BK’s or foreclosures, and an LTV of 80% met the A- Credit Grade requirements.

Borrower has 15 open/active tradelines.

Credit Report dated 04/04/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 5/15/2017, is 7.75% (7.50% base rate + 0.25% for Alt Doc Bank Statements). Lender qualified and closed at a rate of 7.75%.	Complete	ASFFEB18
508	(No Data)	XXX	XXX	CO	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPTRID4463: TILA/RESPA Integrated Disclosure: TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non-Numeric Material Error:CD dated 8/11/17:  Assumption Clause does not match the Note/Deed of Trust.
CMPROR1909: Right of Rescission: Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor
- Initial Clayton Comments:  Incorrect ROR form H-8 used. New Lender is current owner of refinanced mortgage. H-9 required.
- Client/Seller Response Comments:  08/24/2017  Client Response:  The H-8 Right to Cancel used is still acceptable.  Regulation Z has language allowing the use of a substantially similar notice.  An H8 protects the lender and assignee to at least the same extent as an H9.  The majority of U.S. Circuit Courts that have opined on the issue have upheld the use of an H8 in a same-lender refinance. 08/24/2017 -  Elevated to Clayton Compliance Review. 08/24/2017 -  Clayton Compliance Review Response:  If we are grading it a B that means that the Circuit Court for that state has not ruled yet.  Since there is a split we grade A if the Circuit Court has said it is acceptable, B if it has not ruled, and C if it has ruled that it is not acceptable.   Level B: 2nd, D.C., 5th, 7th, 8th, 9th and 10th (CO) Circuits, which have not issued opinions on this issue. Clayton is relying upon its prior reasoning, as well as the fact that the majority of Circuits that have decided the issue agree, to grade this as a non-material exception. 10/03/2017  Client provided Signed H-9 ROR, dated 9/29/2017, with expiration midnight 10/4/2017. 10/03/2017 - Clayton reviewed the Signed H-9 ROR.  Subject loan is still within the Rescission Period, which expires midnight 10/4/2017.  Exception will be reviewed after rescission period expires and with no evidence transaction has been cancelled.  Exception Remains.10/06/2017  Client provided Signed H-9 ROR, dated 9/29/2017, with expiration midnight 10/4/2017. 10/06/2017 - Clayton reviewed the Signed H-9 ROR. Exception Satisfied.
- Clayton Conclusion Comments:  08/24/2017 - Exception Remains. 10/03/2017 - Exception Remains.10/06/2017 - Exception Satisfied.

CRDLGL100: Legal Documents:  Legal document incorrect or incomplete
- Initial Clayton Comments:  Final 1003 reflects originating Brokerage as Citadel Servicing Corporation. Note and Mortgage reflect Equity Edge Mortgage.
- Client/Seller Response Comments:  08/24/2017  Client provided Corrected Final 1003. 08/24/2017 - Clayton reviewed the Corrected Final 1003.  Exception Satisfied.
- Clayton Conclusion Comments:  08/24/2017 - Exception Satisfied.

CRDTER3122: Terms/Guidelines:  Loan documents do not meet guideline requirements
- Initial Clayton Comments:  HOI declaration sheet for subject is missing the current loan number.
- Client/Seller Response Comments:  08/24/2017  Client provided HOI with loan number. 08/24/2017 - Clayton reviewed the HOI with loan number.  Exception Satisfied.
- Clayton Conclusion Comments:  08/24/2017 - Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Rate & Term Refinance/Owner Occupied/SFR.  LTV is 60%.  30 Year Fixed.  LAW at 45.67% DTI.  Review yields DTI of 45.67%.

Income:
B1:  Alt Doc with 24 months personal bank statements supporting a monthly cash flow of $14,496.79.  Lender qualified with monthly income of $13,000. Proceeding with lender calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $11,959.09.  Cash needed to close $404.49.

Benefit to Borrower:  Rate reduction from 8.125% to 5.750%.

Credit Grade:  A with a credit score of 711.  Credit report with a mortgage rating of 0x30 in 12 months, no BK’s or foreclosures, loan modification > 12 months, and an LTV of 60% met the A Credit Grade requirements.

Borrower has 9 open/active trade lines.

Credit Report dated 08/08/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 05/15/2017, is 5.750% (5.250% base rate + 0.125% for personal bank statements + 0.375% for 30 year fixed rate). Lender qualified and closed at a rate of 5.750%.	Complete	ASFFEB18
549	(No Data)	XXX	XXX	AZ	QM: Rebuttable Presumption	2	1	1	2	(No Data)	CMPTRID4463: TILA/RESPA Integrated Disclosure: TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non-Numeric Material Error: CD dated 09/22/17:  Assumption Clause does not match the Note/Deed of Trust.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance, Owner Occupied, SFR.  LTV/CLTV/HCLTV is 66.30. 30 Year Fixed.  LAW at 33.69% DTI.  Review yields DTI of 33.62%.

Income:
Alt Doc with 24 months business bank statements supporting a monthly cash flow of $12,515.69.  Lender qualified with monthly income of $10,430.12.  Proceeding with Lender Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance.

Benefit to Borrower:    First and second lien Consolidation.

Credit Grade:  B with a credit score of 641.  Credit report with a mortgage rating of 0x30, and an LTV of 63.33% met the B Credit Grade requirements.

Borrower has 12 open/active tradelines.

Credit Report dated 09/18/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017, is 7.750% (7.125% base rate + 0.25% for bank statements + 0.375% for Fixed Rate). Lender qualified and closed at a rate of 7.750%.	Complete	ASFFEB18
563	(No Data)	XXX	XXX	PA	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	CRDDTI2540: DTI: Missing verification of some or all components of non-subject PITI
- Initial Clayton Comments:  Missing taxes and the HOI coverage from XXX rental property.  Lender's  REO Worksheet indicates monthly payment is PITI.  However, XXXX Mortgage Billing Statement in file, dated June 6, 2017 - July 3, 2017, indicates monthly payments are for P&I only.
- Client/Seller Response Comments:  11/29/2017  Client provided Tax Cert and Insurance Declaration have for the property at XXX. 11/29/2017 - Clayton reviewed the Tax Cert and Insurance Declaration have for the property at XXX.  The documentation provided is only Real Property Taxes and did not include Insurance Declaration.   Exception Remains.12/02/2017  Client provided Insurance declaration for property at XXX.12/02/2017 - Clayton reviewed the Insurance declaration for property at XXX, with effective dates 05/31/2017 to 5/31/2018, premium $4504.  Exception Satisfied.
- Clayton Conclusion Comments:  11/29/2017 - Exception Remains.12/02/2017 - Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Non Owner, 2 Unit.  LTV/CLTV/HCLTV is 75.00%. 30 Year Fixed.  LAW at 12.64% DTI.  Review yields DTI of 13.64%.  Variance due to REO rental loss.

Income:
Alt Doc with 24 months business bank statements supporting a monthly cash flow of $894,638.94.  Lender qualified with monthly income of $100,000.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $898,063.56.

Credit Grade:  A with a credit score of 743.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures and an LTV of 75% met the A Credit Grade requirements.

Borrower has 7 open/active tradelines.

Credit Report dated 11/01/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 10/16/2017 is 7.00% (5.75% base rate + 0.375% for Bank Statements + 0.25% for NOO + 0.375 for Fixed Rate + 0.25 for Units). Lender qualified and closed at a rate of 7.00%.	Complete	ASFFEB18
578	(No Data)	XXX	XXX	FL	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Non Owner/SFR.  LTV/CLT is 70%.  7/1 ARM.  LAW at 42.74% DTI.  Review yields DTI of 57.42%.  Variance due to total calculated income at $6,502.99 with total calculated obligations at $3,734.06 is DTI of 57.42%.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $6,502.99.  Lender qualified with monthly income of $8,750.  Proceeding with Clayton’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Cash in hand of $19,761.84.

Credit Grade:  A- with a credit score of 692.  Credit report, cancelled checks and bank statements with a mortgage/rent rating of 0x30 in 12 months. No foreclosures, CH 7 BK Discharge > 2 years, and an LTV of 70% met the A- Credit Grade requirements.

Borrower has 11 open/active trade lines.

Credit Report dated 10/25/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017, is 7.124% (5.999% base rate + 0.375% for business bank statements + 0.250% for n/o/o + 0.500% for Loan Amount < $100K). Lender qualified and closed at a rate of 7.124%.	Complete	ASFFEB18
581	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Second Home/ PUD.  LTV is 65%.  7/1 ARM.  LAW at 45.53% DTI.  Review yields DTI of 45.44%.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $4,547.85.  Lender qualified with monthly income of $4,500.  Proceeding with Lender Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $199,632.27.

Credit Grade:  A with a credit score of 668.  Mortgage Payment history mortgage rating of 0x30 in 12 months, no BK’s or foreclosures, and an LTV of 65% met the A- Credit Grade requirements.

Borrower has 3 open/active tradelines.

Credit Report dated 08/16/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017, is 6.250% (5.750% base rate + 0.250% for business bank statements + 0.250% for 2nd home). Lender qualified and closed at a rate of 6.250%.	Complete	ASFFEB18
584	(No Data)	XXX	XXX	NJ	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, SFR.  LTV/CLTV/HCLTV is 80%.  7/1 ARM.  LAW at 34.43% DTI.  Review yields DTI of 34.51%.  Variance due to taxes calculated at $1,415.84/month per tax cert.

Income:
Alt Doc with 12 months personal/business bank statements supporting a monthly cash flow of $22,629.13.  Lender qualified with monthly income of $20,800.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $199,794.43.

Maggi Reserve Requirements:  Statements in file supported assets of $199,794.43 with reserves of $92,629.84 (17.98 months).  Reserves met CSC guideline requirement of 6 months PITI for LTV < 80%.

Credit Grade:  A+ (Maggi) with a credit score of 677. 9 months canceled checks with a rating of 0x30, no foreclosures, CH 7 BK Discharge > 12 years and an LTV of 80% met the A+ (Maggi) Credit Grade requirements.

Borrower has 11 open/active tradelines.

Credit Report dated 10/11/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 9/21/2017 is 6.25% (5.750% base rate + 0.50% for 12 business bank statements). Lender qualified and closed at a rate of 6.250%.	Complete	ASFFEB18
589	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	CRDINC2488: Income/Employment: Verbal verification of employment missing
- Initial Clayton Comments:  VVOE within 72 hours of closing is missing for B1 (XXX).
- Client/Seller Response Comments:  10/17/2017  Client provided VVOE. 10/17/2017 - Clayton reviewed the VVOE, dated 10/10/2017.  Exception Satisfied.
- Clayton Conclusion Comments:  10/17/2017 - Exception Satisfied.

CMPATRQM3220: Ability to Repay/Qualified Mortgage:  TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.
- Initial Clayton Comments:  VVOE within 72 hours of closing is missing for B1 (XXX).
- Client/Seller Response Comments:  10/17/2017  Client provided VVOE. 10/17/2017 - Clayton reviewed the VVOE, dated 10/10/2017.  Exception Satisfied.
- Clayton Conclusion Comments:  10/17/2017 - Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/ PUD.  LTV is 80%.  7/1 ARM.  LAW at 49.79% DTI.  Review yields DTI of 50.31%.  Variance due to Calculated income of $14,651.47 with calculated obligations of $7,371.43 is DTI of 50.31%. Within guides.

Income:
B1:  Paystub dated 09/29/2017, supported a biweekly Pay cycle. Paystubs and W2s (2016 and 2015) reflect XXX. Will use 24 month history to review. YTD at $127,028.20. w2 2015 $80,432.01. W2 2016 $146,968.95. Income reflects an upward trend. Calculations:  $127,028.20 +
$80,432.01 + $146,968.95 = $354,429.16 / 32.67 (good thru 09/20/2017) = $10,878.77 average gross monthly income.  UW making exception to use YTD income: YTD: $127,028.20 / 8.67 (good thru 09/20/2017) = $14,651.47. Compensating factors: Length in line of employment 5 years, LTV at 80 with max available at 85%, and at least 24 months credit history of 0x30.
Lender qualified with monthly income of $14,806.36.Proceeding with underwriter calculations.

Assets:  Statements in file identified total assets of $150,984.78.

Credit Grade:  A- with a credit score of 674.  No Rating – Currently living rent free (MTG rating on departure 0x30 in 12, in name of non-borrower spouse), no BK’s or foreclosures, and an LTV of 80% met the A- Credit Grade requirements.

Borrower has 6 open/active tradelines.

Credit Report dated 08/21/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017, is 6.750% (6.750% base rate). Lender qualified and closed at a rate of 6.750%.	Complete	ASFFEB18
599	(No Data)	XXX	XXX	TN	Non-QM: Lender documented all ATR UW factors	2	1	2	2	(No Data)	CMPTRID4463: TILA/RESPA Integrated Disclosure: TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non Numeric ErrorAll CD's:  Loan Disclosure - Assumption does not match Note/Product.
CMPTRID3730: TILA/RESPA Integrated Disclosure: TRID - Error #2 discovered on Closing Disclosure
- Initial Clayton Comments:  Non Numeric Clerical Error All CDs:  "Estimated Property Value" should reflect "Appraised Value".  Appraisal in file dated 09/26/17.
- Client/Seller Response Comments:  11.16.17 - Client provided PCCD dated 11/15/17 and proof of delivery.
- Clayton Conclusion Comments:  11.16.17 - Clayton reviewed PCCD dated 11/15/17 correcting Closing information and proof of delivery.  Exception satisfied.
PRVAPROP2556: Property: Acreage exceeds property eligibility guidelines
- Initial Clayton Comments:  Subject property is 5.01 acres.  Properties with more than  acres will be considered on a case by case basis, per CSC guidelines, Section 16.3, Page 92.
- Client/Seller Response Comments:  11/16/2017  Client provided Updated UW Worksheet.11/16/2017 - Clayton reviewed the Updated UW Worksheet, dated 11/15/2017, with comment, Rural location and on more than 5 acres ok, per JJ.  Exception Waived.
- Clayton Conclusion Comments:  11/16/2017 - Exception Waived.

PRVAPROP177: Property:  Property Issues Indicated
- Initial Clayton Comments:  Borrower operates his automotive body work and classic car restoration and services business within buildings on subject property.  Said use of business on subject property is not approved, per CSC guidelines, Section 10.7 page 76, on Mixed Use Properties.
- Client/Seller Response Comments:  11/28/2017  Client Response:  The presence of outbuilding does not diminish the use or value of the property, they are merely uninhabitable workshops and have nothing to do with the use of the primary residential structure.  Mixed use properties that have a galley style kitchen, altered commercial style bathrooms and bedrooms used for commercial purposes, like a church or adult day care facility fit our definition of a mixed use property and would be countered to ODF.   The inside of this property is clearly being used for residential purposes only so it does not fit our definition of a mixed use property.11/28/2017  Client Response (Email dated 11/28/2017 from XXXX ):  "Confirmed. CSC waives."
- Clayton Conclusion Comments:  11/28/2017  Clayton reviewed the Client Response.  Exception Waived.
(No Data)	(No Data)	Loan Summary:
Cash Out Refinance, Owner Occupied, SFR.  LTV/CLTV/HCLTV is 65%. 30 Year Fixed.  LAW at 37.52% DTI.  Review yields DTI of 37.52%.

Income:
Alt Doc with 24 months personal/business bank statements supporting a monthly cash flow of $7,754.61.  Lender qualified with monthly income of $6,500.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Debt Consolidation.

Credit Grade:  A with a credit score of 725.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures and an LTV of 65% met the A Credit Grade requirements.

Borrower has 5 open/active tradelines.

Credit Report dated 10/24/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017 is 6.375% (5.375% base rate + 0.125% for Bank Statements + 0.375% for Fixed Rate+ 0.50 for rural). Lender qualified and closed at a rate of 6.375%.	Complete	ASFFEB18
609	(No Data)	XXX	XXX	NV	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance, Non Owner, PUD.  LTV/CLTV/HCLTV is 65%.  7/1 ARM.  LAW at 19.90% DTI.  Review yields DTI of 19.90%.

Income:
ODF with NOO required Documentation: Borrower is currently self employed, Borrower stated income is reasonable, Rental Survey (Form 1007) is provided with rental rate of $1320 per month, Lease in file for $1290. Borrower provided statement of purpose of loan is to complete some remodeling on my home, DSCR > 1.00 and calculated at 1.13 ($1290 from active lease divided by PITA of $1137.92), and subject is not Borrower's only rental property.

Assets:  No asset documentation required due to cash out refinance

Benefit to Borrower:  Cash in hand of $142,627.22.

Credit Grade:  ODF with a credit score of 705.  Mortgage Statement with a mortgage rating of 0x30 all other properties free and no BK’s or foreclosures and an LTV of 65% met the ODF Credit Grade requirements.

Borrower has 7 open/active tradelines.

Credit Report dated 8/31/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

ODF Letter in file.

																Rate per Citadel Rate Sheet dated 10/16/2017 is 6.75% (6.750% base rate). Lender qualified and closed at a rate of 6.750%.	Complete	ASFFEB18
616	(No Data)	XXX	XXX	IL	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Non Owner, SFR.  LTV/CLTV/HCLTV is 70%.  7/1 ARM.  LAW at 35.83% DTI.  Review yields DTI of 35.67%.  Variance due to taxes calculated at $303.45/month per tax cert.

Income:
B1:  Paystub dated 10/13/17 base of $12,173.66 monthly supported by $111,084.69 YTD total.
24 month average of 2015/2016 Tax Returns Wages = $148,860.00 + $137,783 = $297,720 / 24 = $12,405.00.
Lender qualified with monthly income of $11,943.46.

Assets:  Statements in file identified total assets of $50,316.81.

Credit Grade: A- with a credit score of 653.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures and an LTV of 70% met the A- Credit Grade requirements.

Borrower has 11 open/active tradelines.

Credit Report dated 09/01/17 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017 is 6.999% (5.999% base rate + 0.25% for Loan Amount + 0.5% for ITIN + 0.25 for NOO). Lender qualified and closed at a rate of 6.999%.	Complete	ASFFEB18
618	(No Data)	XXX	XXX	CA	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	CRDTER3122: Terms/Guidelines: Loan documents do not meet guideline requirements
- Initial Clayton Comments:  Documentation in file did not confirm funds were credited directly to borrower's business (XXXX  A/C).  The Receipts and Disbursements Listing identified $116,475.70 credited to "XXXXX".
- Client/Seller Response Comments:  11/09/2017  Client provided Evidence that account financed was borrowers business account.11/09/2017 - Clayton reviewed the Evidence that account financed was borrowers business account, by email dated 11/6/2017, from escrow.  Exception Satisfied.
- Clayton Conclusion Comments:  11/09/2017 - Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Owner Occupied/ SFR, Business Purpose loan.  LTV is 24.85%.  7/1 ARM.  LAW at 20.01% DTI.  Review yields DTI of 20.18%.

Income:
B1:  ODF with monthly stated income per the LAW of $4,975.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Pay off business liability.   Borrower is qualifying for ODF Business Purpose loan on primary residence.

Credit Grade:  ODF with a credit score of 645.  LTV of 24.85% met the ODF Credit Grade requirements.

Borrower has 3 trade lines.

Credit Report dated 09/16/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

ODF Letter in file.

																Rate per Citadel Rate Sheet dated 09/21/2017 is 6.875% (6.750% base rate + 0.125% for business loan). Lender qualified and closed at a rate of 6.875%.	Complete	ASFFEB18
619	(No Data)	XXX	XXX	AZ	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPTRID3930: TILA/RESPA Integrated Disclosure: TRID - CD: The Valuation Type disclosed in the CD Closing Information section is not one of the allowable choices
- Initial Clayton Comments:  Non Numeric Clerical Error All CDs:  Closing Information  Estimated property value should be appraised property value.  Appraisal in file dated XXX.

CMPTRID4463: TILA/RESPA Integrated Disclosure:  TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non Numeric ErrorAll CD's:  Loan Disclosure - Assumption does not match Note/Product.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Rate & Term Refinance, Owner Occupied, PUD.  LTV/CLTV/HCLTV is 55.79%. 30 Year Fixed.  LAW at 25.96% DTI.  Review yields DTI of 28.63%.  Variance due to taxes $527.47 per CD taxes and income from bank statements resulted in lower calculation than lender – See below:

Income:
Alt Doc with 24 months business bank statements supporting a monthly cash flow of $15,017.61.  Lender qualified with monthly income of $15,500.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $103,140.11.

Maggi Reserve Requirements:  Statements in file supported assets of $103,140.11 with reserves of $56,949.31 (26.05 months).  Reserves met CSC guideline requirement of 6 months PITI for LTV < 80%.

Benefit to Borrower:  Payment reduction from $3,933.00 to $2,186.54.

Credit Grade:  A+ with a credit score of 743.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures and an LTV of 50.48% met the A+ Credit Grade requirements.

Borrower has 7 open/active tradelines.

Credit Report dated 09/06/17 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/21/2017 is 5.625% (4.875% base rate + 0.375% for fixed rate + 0.125% for Bank Statements + 0.25 Loan Amt). Lender qualified and closed at a rate of 5.625%.	Complete	ASFFEB18
621	(No Data)	XXX	XXX	NC	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/ SFR.  LTV is 80%.  7/1 ARM.  LAW at 47.17% DTI.  Review yields DTI of 47.17%.

Income:
B1 SE:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $11,123.69.  Lender qualified with monthly income of $11,123.31.  Proceeding with Lender Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

B1 SS:  Per Award letter $1,251 monthly.
Lender qualified with monthly income of $1,251.

Assets:  Statements in file identified total assets of $31,329.04.

Credit Grade:  A- with a credit score of 679.  Credit report with a mortgage rating of 0x30 in 12 months.  No BK’s or foreclosures, and an LTV of 80% met the A- Credit Grade requirements.

Borrower has 14 open/active trade lines.

Credit Report dated 09/08/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017 is 7.500% (6.750% base rate + 0.250% for business bank statements + 0.500% for Loan Amount). Lender qualified and closed at a rate of 7.500%.	Complete	ASFFEB18
624	(No Data)	XXX	XXX	GA	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	CRDCRMH193: Credit/Mtg History: Length of mortgage/rental history in file does not meet guideline requirement
- Initial Clayton Comments:  Per CSC Guidelines Matrix, 12 months of mortgage history required. 1003 Loan Application indicates Borrower had owned departure property at XXXXX for 19 years. Final Settlement Statement for departure dated closing for 10/18/2017 with a mortgage payoff. No proof of mortgage payment history is in the file.
- Client/Seller Response Comments:  12/19/17 - Client provided a revised credit report with Nationstar rated 1x30 for 11 months (30+ days living rent free prior to closing on subject).  Final Settlement Statement has payoff to "Mr. Cooper".   Need documentation for transfer from Nationstar to "Mr. Cooper".  Max rating for A- grade is 1x30 for past 12 months.  Exception remains. 12/19/2017  Client provided email dated 12/19/2017 Attached is a screenshot from Mr. Coopers website showing that Nationstar changed their name to Mr. Cooper. 12/19/2017 - Clayton reviewed the screen shot.  Exception Satisfied.
- Clayton Conclusion Comments:  12/19/2017 - Exception Satisfied.

CMPATRQM3220: Ability to Repay/Qualified Mortgage:  TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.
- Initial Clayton Comments:  Per CSC Guidelines Matrix, 12 months of mortgage history required. 1003 Loan Application indicates Borrower had owned departure property at XXXXX for 19 years. Final Settlement Statement for departure dated closing for 10/18/2017 with a mortgage payoff. No proof of mortgage payment history is in the file.
- Client/Seller Response Comments:  12/19/17 - Client provided a revised credit report with XXXX rated 1x30 for 11 months (30+ days living rent free prior to closing on subject).  Final Settlement Statement has payoff to XXXX.  Need documentation for transfer from XXXX  to "XXX".  Max rating for A- grade is 1x30 for past 12 months.  Exception remains. 12/19/2017  Client provided email dated 12/19/2017 Attached is a screenshot from XXXX website showing that XXXX changed their name to XXXX  12/19/2017 - Clayton reviewed the screen shot.  Exception Satisfied.
- Clayton Conclusion Comments:  12/19/2017 - Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/ SFR.  LTV is 72.60%.  30 Year Fixed.  LAW at 32.79% DTI.  Review yields DTI of 32.35%.  Variance due to taxes calculated at $85.99/month per tax cert.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $4,504.64.  Lender qualified with monthly income of $3,866.  Proceeding with Lender’s/Clayton’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $84,062.30.

Credit Grade:  A- with a credit score of 694.  Rating undetermined due to no mortgage/rental history in the file. No foreclosures, CH 7 BK Discharge > 2 years, and an LTV of 72.60% has not met the A- Credit Grade requirements.

Borrower has 15 trade lines.

Credit Report dated 11/16/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 11/15/2017, is 6.750% (6.125% base rate + 0.250% for business bank statements + 0.375% for 30 year fixed rate). Lender qualified and closed at a rate of 6.750%.	Complete	ASFFEB18
625	(No Data)	XXX	XXX	NJ	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance, Owner Occupied, SFR.  LTV/CLTV/HCLTV is 62.71%.  7/1 ARM.  LAW at 21.70% DTI.  Review yields DTI of 21.63%.

Income:
B1:  Alt Doc with 24 months personal/business bank statements supporting a monthly cash flow of $19,132.59.  Lender qualified with monthly income of $19,132.59.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance

Benefit to Borrower:  Cash in hand of $89,029.16.

Credit Grade:  B with a credit score of 661.  VOM 10 months canceled checks with a rating of 1x30, no BK’s, Deed in lieu of Foreclosure (settled 2/2017) and an LTV of 62.71% met the B Credit Grade requirements.

Borrower has 4 tradelines.

Credit Report dated 09/11/17 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 09/15/2017 is 7.125% (6.875% base rate + 0.25% for Bank Statements). Lender qualified and closed at a rate of 7.125%.	Complete	ASFFEB18
626	(No Data)	XXX	XXX	NV	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	CRDINC2408: Income/Employment: Income verification does not meet guidelines
- Initial Clayton Comments:  File is missing July 2017 bank statement from XXXX Bank Account xx3758. For qualification, lender used Deposits of $1,134,802.11, and Non-Considered Deposits of $408,171.33.
- Client/Seller Response Comments:  11/10/2017  Client provided July 2017 bank statement. 11/10/2017 - Clayton reviewed the July 2017 bank statement, with Deposits/Credits of $2,578,814.21.  Exception Satisfied.
- Clayton Conclusion Comments:  11/10/2017 - Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/Non Owner, PUD, LTV/CLTV/HCLTV is 69.99%.  7/1 ARM /   LAW at 4.27% DTI.  Review yields DTI of 4.65%.  Variance due to loan file missing the bank statement for July 2017, and lower income was used for DTI.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $359,591.30.  Lender qualified with monthly income of $391,563.81.  Proceeding with Underwriter Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:   No asset documentation required due to cash out refinance.

Benefit to Borrower:    Cash in hand of $143,122.11.

Credit Grade:  A with a credit score of 740.  Credit report with a mortgage rating of 0x30, no BK’s, Foreclosure > 3 years, and an LTV of 69.99% met the A Credit Grade requirements.

Minimum Tradelines:  Borrower has 8 open/active tradelines.

Credit Report dated 09/13/2017 with Note dated XXX.  Credit Report was <60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 08/09/2017 is 6.25% (5.625% base rate + 0.375% Bank Statement for 0.250% for N/O/O). Lender qualified and closed at a rate of 6.25%.	Complete	ASFFEB18
633	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	CRDINSR289: Insurance: Insufficient Insurance Amount to Cover Loan Balance
- Initial Clayton Comments:  Hazard insurance coverage of $794,200.  Per appraisal, dated 10/6/2017, Total Estimate of Cost-New is $1,065,205.
- Client/Seller Response Comments:  12/13/2017  Client Response:  The hazard insurance policy in question also reflects a Guaranteed Replacement Cost itemized coverage which is satisfactory for our guidelines. 12/13/2017  Clayton reviewed the Client Response.  Exception Satisfied.
- Clayton Conclusion Comments:  12/13/2017  Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance, Owner Occupied, SFR.  LTV/CLTV/HCLTV is 58.97%.  7/1 ARM.  LAW at 50.17% DTI.  Review yields DTI of 50.17%.

Income:
Alt Doc with 24 months personal/business bank statements supporting a monthly cash flow of $23,326.84.  Lender qualified with monthly income of $23,326.98.  Proceeding with Clayton’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance

Benefit to Borrower:  Cash in hand of $828,368.65

Credit Grade:  A with a credit score of 771.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures, and an LTV of 58.97% met the A Credit Grade requirements.

Borrower has 5 open/active tradelines.

Credit Report dated 11/16/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 11/15/2017, is 5.624% (4.999% base rate + 0.50% for Loan Amt + 0.125% for Bank Statement). Lender qualified and closed at a rate of 5.624%.	Complete	ASFFEB18
638	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	2	2	1	1	(No Data)	CRDTER3118: Terms/Guidelines: Loan does not adhere to Rate Sheet terms
- Initial Clayton Comments:  Rate per Citadel Rate Sheet dated 12/05/2017, is 6.50% (6.50% base rate ).  Lender qualified and closed at a rate of 8.375%.
CRDINC2488: Income/Employment: Verbal verification of employment missing
- Initial Clayton Comments:  VVOE within 72 hours of closing is missing for B1 (XXXX)/B2 (XXXX).
- Client/Seller Response Comments:  01/26/2018  Client provided VVOE.  01/26/2018 - Clayton reviewed the VVOE, both dated 01/17/2018.  Exception Satisfied.
- Clayton Conclusion Comments:  01/26/2018 - Exception Satisfied.

CRDCRMH148: Credit/Mtg History:  Credit report stale dated at closing
- Initial Clayton Comments:  Credit Report dated 09/22/2017, with Note dated 01/11/2018.  Credit Report was > 60 days as of the date the documents are signed by the borrowers.  Citadel guidelines require credit report to be within 60 days of closing.
- Client/Seller Response Comments:  01/29/2018  Client provided Credit report dated 12/6/17.01/29/2018 - Clayton reviewed the Credit report dated 12/6/17.  Exception Satisfied.
- Clayton Conclusion Comments:  01/29/2018  Exception Satisfied.

CMPATRQM2906: Ability to Repay/Qualified Mortgage:  TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; is not a Qualified Mortgage Lender did not document that they considered all ATR UW factors
- Initial Clayton Comments:  VVOE within 72 hours of closing is missing for B1 (Canam Steel Corporation)/B2 (City of Dania Beach).
- Client/Seller Response Comments:  01/26/2018  Client provided VVOE.  01/26/2018 - Clayton reviewed the VVOE, both dated 01/17/2018.  Exception Satisfied.
- Clayton Conclusion Comments:  01/26/2018 - Exception Satisfied.

CMPATRQM2900: Ability to Repay/Qualified Mortgage:  TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; Clayton's status determination places loan in a riskier status than the Lender's status determination.
- Initial Clayton Comments:  Lender identifies the subject loan as Non QM-Lender Documented all ATR UW factors.  Clayton's QM Status Determination is "Non-QM-Lender did not document all ATR UW factors.  The file did not contain VVOEs for the borrowers within 72 hours of closing.
- Client/Seller Response Comments:  01/26/2018  Client provided VVOE.  01/26/2018 - Clayton reviewed the VVOE, both dated 01/17/2018.  Exception Satisfied.
- Clayton Conclusion Comments:  01/26/2018 - Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance, Owner Occupied, SFR.  LTV/CLTV/HCLTV is 52.24%.  7/1 ARM. LAW at 29.56% DTI.  Review yields DTI of 29.56%.

Income:
B1:  Paystub dated 12/29/2017, supported a weekly base of $850.79 ($3,686.77 monthly).
Lender qualified with monthly income of $3,686.77.

B2:  Paystub dated 12/22/2017, supported a biweekly base of $1,522.40 ($3,298.53 monthly).
Lender qualified with monthly income of $3,202.330.  Proceeding with Lender’s Calculations.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Cash in hand of $53,287.62.

Credit Grade:  ODF with a credit score of 561.   VOM/12 months canceled checks with a rating of 0x30, no BK’s or foreclosures, and an LTV of 52.24% met the ODF Credit Grade requirements.

Credit Report dated 09/22/2017, with Note dated XXX.  Credit Report was > 60 days as of the date the documents are signed by the borrowers.

ODF Letter in file.

																Rate per Citadel Rate Sheet dated 12/05/2017, is 6.50% (6.50% base rate ). Lender qualified and closed at a rate of 8.375%.	Complete	ASFFEB18
639	(No Data)	XXX	XXX	TX	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, PUD.  LTV/CLTV/HCLTV is 79.99%.  7/1 ARM .  LAW at 8.03% DTI.  Review yields DTI of 8.03%.

Income:
Alt Doc with 24 months personal/business bank statements supporting a monthly cash flow of $74,190.96.  Lender qualified with monthly income of $74,257.94.  Proceeding with Clayton’s Calculations.
LOE from borrower explaining their business name, what their business does, how it is set up, number of employees and what they consider their income to be on a monthly basis was in file.

FTHB Payment Shock = 2.04X (Max 3X current rental payment).  Current Rent = $1695 (longer history paid) New PITI = $3,467.00 (New PITI / Current Rent = 2.04X).

Assets:  Statements in file identified total assets of $207,099.90.

Maggi Reserve Requirements:  Statements in file supported assets of $207,099.90 with reserves of $30,000 (8.65 months).  Reserves met CSC guideline requirement of 6 months PITI for LTV < 80%

Credit Grade:  A+ (Maggi) with a credit score of 742.  VOR 27 month history, no BK’s or foreclosures, and an LTV of 79.99% met the Maggi Credit Grade requirements.

Borrower has 5 open/active tradelines.

Credit Report dated 9/27/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 9/21/2017, is 5.75% (5.5% base rate + 0.25% for Bank Statements). Lender qualified and closed at a rate of 5.75%.	Complete	ASFFEB18
643	(No Data)	XXX	XXX	MT	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance, Owner Occupied, SFR.  LTV/CLTV/HCLTV is 80%.  7/1 ARM.  LAW at 38.51% DTI.  Review yields DTI of 38.74%.  Variance due to taxes calculated at $192.53/month per tax cert.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $3,839.02 + $1,424.15.  Lender qualified with monthly income of $3,839.02 + $1,424.15.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

B2:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $3,839.02 + $1,424.15. Lender qualified with monthly income of $3,839.02 + $1,424.15.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance.

Benefit to Borrower:  Cash in hand of $43,584.63.

Credit Grade:  A- with a credit score of 684.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures, and an LTV of 80% met the A- Credit Grade requirements

Borrower has 15 open/active tradelines.

Credit Report dated 12/04/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 11/15/2017, is 6.75% (6.50% base rate + 0.25% for bank statements). Lender qualified and closed at a rate of 6.75%.	Complete	ASFFEB18
644	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPSRS2051: State Rate Spread: CA Higher-Priced Loan - Initial Clayton Comments: APR is 5.460%, Benchmark rate of 3.830% for a variance of 1.630% exceeding the Rate Spread Trigger of 1.50%.	CMPTRID4352: TILA/RESPA Integrated Disclosure: TRID - CD: At least one section contains formatting that does not comply with the Regulation
- Initial Clayton Comments:  Non-Numeric Error.CD dated 10/26/17 Other Costs section "H" - line 01 identifies a value but who the fee is payable to is missing.
- Clayton Conclusion Comments:  CD 10/30/17 corrects error.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/ SFR, LTV/CLTV/HCLTV is 70%.  7/1 ARM / LAW at 33.38% DTI.  Review yields DTI of 32.56%.  Variance due to Hazard insurance calculated at $58.75/month per Declaration page.

Income:
B1 Alt Doc with 12 months personal bank statements supporting a monthly cash flow of $27,018.86  Lender qualified with monthly income of $11,911.00.  Proceeding with Lender’s/Clayton’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $426,071.56

Maggi Reserve Requirements:  Statements in file supported assets of $426,071.56 with reserves of $255,696.57  (94.93 months).  Reserves met CSC guideline requirement of  12 months PITI for LTV > 65%.

Credit Grade:  A+  with a credit score of 681.   VOR/ with a rating of 0x30. No BK’s or foreclosures and an LTV of 70% met the A+ Credit Grade requirements.

Minimum Tradelines:  Borrower has 7 open/active tradelines.

Credit Report dated 10/12/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 10/16/2017 is 5.249% (4.99% base rate + 0.250% for Bank Statements). Lender qualified and closed at a rate of 5.249%.	Complete	ASFFEB18
645	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPSRS2051: State Rate Spread: CA Higher-Priced Loan - Initial Clayton Comments: Test APR is 6.371%; benchmark rate is 3.790%. Variance of 2.581% exceeds 1.500% threshold.	CRDTER3122: Terms/Guidelines: Loan documents do not meet guideline requirements
- Initial Clayton Comments:  Missing LOE from borrower explaining  the number of employees, as required by CSC Guidelines Section IV, Income Documentation Programs, Item# 7 (Page 38).
- Client/Seller Response Comments:  12/23/2017  Client provided LOE showing that borrowers business has no employees besides himself .12/23/2017 - Clayton reviewed the LOE showing that borrowers business has no employees besides himself, by email dated 12/22/2017, from the borrower.  Exception Satisfied.
- Clayton Conclusion Comments:  12/23/2017 - Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/ SFR.  LTV is 80%.  7/1 ARM.  LAW at 38.33% DTI.  Review yields DTI of 38.33%.

Income:
B1:  Alt Doc with 12 months personal bank statements supporting a monthly cash flow of $9,328.79.  Lender qualified with monthly income of $6,000.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees (missing), how it is set up, and what they consider their income to be on a monthly basis was in file.

Maggi Reserve Requirements:  Statements in file supported assets of $70,203.24 with reserves of $11,346.56 (6 months PITIA @ $1,563.94 x 6 = $9,383.64).  Reserves met CSC guideline requirement of 6 months PITI for LTV < 80%.

Credit Grade:  A+ with a credit score of 705. VOR 0x30 in 12 months, no BK’s or foreclosures, and an LTV of 80% met the A+ Credit Grade requirements.

Borrower has 3 open/active trade lines.

Credit Report dated 12/04/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Maggi Rate Sheet dated 10/16/2017, is 6.000% (5.375% base rate + 0.250% for Loan Amount + 0.375% for 12 month bank statements). Lender qualified and closed at a rate of 6.000%.	Complete	ASFFEB18
646	(No Data)	XXX	XXX	FL	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Second Home/ PUD.  LTV is 69.99%.  7/1 ARM.  LAW at 35.20% DTI.  Review yields DTI of 35.20%.

Income:
B1:  ODF/Foreign National with monthly stated income per the LAW of $8,975.

B2:  ODF/Foreign National with monthly stated income per the LAW of $7,495.

Assets:  Statements in file identified total assets of $58,923.95.

Credit Grade:  ODF FN.  The file contains a credit reference letter from an internationally known financial institution. LTV of 69.99% met the ODF Credit Grade requirements

ODF Letter in file.

																Rate per Citadel ODF Rate Sheet dated 09/21/2017, is 7.375% (7.250% base rate + 0.125% for Foreign National). Lender qualified and closed at a rate of 7.375%.	Complete	ASFFEB18
647	(No Data)	XXX	XXX	TX	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/ PUD.  LTV is 70%.  7/1 ARM.  LAW at 33.01% DTI.  Review yields DTI of 34.58%.  Variance due to HOI calculated at $336.25/month per declaration sheet.

Income:
B1: Alt Doc with 24 months business bank statements supporting a monthly cash flow of $15,243.56.  Lender qualified with monthly income of $15,252.62.  Proceeding with Clayton’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $156,105.24.

Credit Grade:  A- with a credit score of 695.  VOR 0x30 in 12 months, no BK’s or foreclosures, and an LTV of 70% met the A- Credit Grade requirements.

Borrower has 10 open/active trade lines.

Credit Report dated 10/05/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 09/15/2017 is 6.249% (5.999% base rate + 0.250% for business bank statements). Lender qualified and closed at a rate of 6.249%.	Complete	ASFFEB18
648	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/ SFR.  LTV is 60.53%.  7/1 ARM.  LAW at 20.61% DTI.  Review yields DTI of 20.64%.

Income:
B1:  Alt Doc with 12 months personal bank statements supporting a monthly cash flow of $17,917.12.  Lender qualified with monthly income of $17,925.62.  Proceeding with Clayton’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Maggi Reserve Requirements:  Statements in file supported assets of $202,936.93 with reserves of $44,970.69 (6 months PITIA @ $1,792.94 x 6 = $10,757.64).  Reserves met CSC guideline requirement of 6 months PITI for LTV < 80%.

Credit Grade:  A+ with a credit score of 712.  No Rating – properties owned free and clear, no BK’s or foreclosures, and an LTV of 60.53% met the A+ Credit Grade requirements.

Borrower has 12 open/active trade lines.

Credit Report dated 10/05/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/21/2017, is 5.499% (4.999% base rate + 0.250% for Loan Amount + 0.250% for 12 months personal bank statements LTV < 70%). Lender qualified and closed at a rate of 5.499%.	Complete	ASFFEB18
649	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, Condo (Warrantable).  LTV/CLTV/HCLTV is 70%.  7/1 ARM.  LAW at 22.98% DTI.  Review yields DTI of 23.00%. Variance due to slight difference of income calculations see below:

Income:
Alt Doc with 24 months personal/business bank statements supporting a monthly cash flow of $19,619.74.  Lender qualified with monthly income of $19,636.00.  Proceeding with Underwriter Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $78,526.95.

Credit Grade:  A- with a credit score of 672.  No Rating – Currently living rent free, no foreclosures, CH 7 BK Discharge > 02 years and an LTV of 70% met the A- Credit Grade requirements.

Borrower has 5 open/active tradelines.

Credit Report dated 10/06/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017 is 6.749% (5.999% base rate + 0.25% for Bank Statements + 0.25% for loan amt + 0.25 for Condo FL). Lender qualified and closed at a rate of 6.749%.	Complete	ASFFEB18
650	(No Data)	XXX	XXX	MD	Non-QM: Lender documented all ATR UW factors	2	2	1	1	(No Data)	CRDTER3118: Terms/Guidelines: Loan does not adhere to Rate Sheet terms
- Initial Clayton Comments:  Credit Grade A+ with a credit score of 722 and an LTV of 60%.  Rate per Citadel Rate Sheet dated 09/21/2017 is 5.249% (4.999% base rate + 0.25% for Bank Statement).  Lender qualified and closed at a rate of 5.499%.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, PUD.  LTV/CLTV/HCLTV is 60%.  7/1 ARM.  LAW at 9.80% DTI.  Review yields DTI of 9.80%.

Income:
Alt Doc with 12 months personal/business bank statements supporting a monthly cash flow of $91,155.87.  Lender qualified with monthly income of $74,583.00.  Proceeding with Lender Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

FTHB Payment Shock = 2.30X (Max 3X current rental payment).  Current Rent = $2400.  New PITI = $5518.41 (New PITI / Current Rent = 2.30X).

Assets:  Statements in file identified total assets of $670,071.32.

Maggi Reserve Requirements:  Statements in file supported assets of $670,071.32 with reserves of $239,716.92 (43.43 months).  Reserves met CSC guideline requirement of 6 months PITI for LTV < 80%

Credit Grade:  A+ with a credit score of 722.  VOR/12 months canceled checks with a rating of 0x30 (Last 4 months living rent free with parents until closing), no BK’s or foreclosures and an LTV of 60% met the Maggi Credit

Grade requirements. Borrower has 5 open/active tradelines.

Credit Report dated 10/10/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/21/2017 is 5.249% (4.999% base rate + 0.25% for Bank Statements). Lender qualified and closed at a rate of 5.499%.	Complete	ASFFEB18
651	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, Condo (Warrantable).  LTV/CLTV/HCLTV is 25%.  7/1 ARM / 30 Year Fixed.  LAW at 37.23% DTI.  Review yields DTI of 37.23%.

Income:
B1 & B2:
Alt Doc with 12 months personal bank statements supporting a monthly cash flow of $7,353.31.  Lender qualified with monthly income of $7,353.24.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance

Maggi Reserve Requirements:  Statements in file supported assets of $16,516.89 with reserves of $16,516.89 (7.14 months).  Reserves met CSC guideline requirement of 6 months PITI for LTV < 80%

Benefit to Borrower: Cash in hand of $130,261.62.

Credit Grade:  A+ (Maggi) with a credit score of 735.  No Rating – Currently free and clear, no BK’s or foreclosures and an LTV of 25% met the Maggi Credit Grade requirements.

Borrower has 4 open/active tradelines.

Credit Report dated 10/10/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 09/21/2017, is 5.625% (4.875% base rate + 0.25% for loan amt + 0.25% for condo + 0.25 for Bank Statements). Lender qualified and closed at a rate of 5.625%.	Complete	ASFFEB18
653	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPTRID4309: TILA/RESPA Integrated Disclosure: TRID - CD: The value for Cash to Close in the LE column of the CD's Calculating Cash to Close table is different from the value disclosed on the last LE or a prior CD
- Initial Clayton Comments:  The following Non Numerical Error was found. All CD's:  Calculating Cash to close (LE side) cash to close is disclosed as XXX. LE 11/22/17 Calculating Cash to Close - Estimated Cash to close is disclosed asXXX.

CMPTRID4299: TILA/RESPA Integrated Disclosure:  TRID - CD: The value for Total Closing Costs in the LE column of the CD's Calculating Cash to Close table is different from the value disclosed on the last LE or a prior CD
- Initial Clayton Comments:  The following Non Numerical Error was found. All CD's: Calculating Cash to Close (LE side) Total Closing Costs (J) is disclosed as XXX. LE 11/22/17 Calculating Cash to Close Total Closing Costs (J) is disclosed as XXX
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Owner Occupied/ PUD.  LTV is 68.71%.  7/1 ARM.  LAW at 49.45% DTI.  Review yields DTI of 49.65%.

Income:
B1 XXXX:
24 month average of 2016/2015 Business K1s = $17,259 + $4,295 = $21,554 / 24 = $898.08.
Lender qualified with monthly income of $898.13.  Proceeding with Clayton’s Calculations.

B1 XXXXX:
24 month average of 2016/2015 Business K1s = $153,384 + $106,874 = $260,258 / 24 = $10,844.08.
Lender qualified with monthly income of $10,844.08.

B1 XXXXX:
12 month average of 2016 business K (2015 reflects greater revenue than 2016) = $3,523 / 12 = $293.58.
Lender qualified with monthly income of $293.58.

B1 Wage Salary from American Imaging:  Based on W2s: 2015: $40,000.  2016 $38,400. Income reflects downward trending. Using 12 month W2 history: $38,400 / 12 = $3,200.
Lender qualified with monthly income of $3,200.

Per LOX from borrower Law offices with evidence of losses on 2016 and 2015 1040 Schedule C is no longer operational.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Payment reduction from $3,386.64 to $2,575.57.  Cash in hand of $24,807.25.

Credit Grade:  A- with a credit score of 683.  Credit report and VOM with a mortgage rating of 0x30 in 12 months. No BK’s, Foreclosure > 2 years, and an LTV of 68.71% met the A- Credit Grade requirements.

Borrower has 9 open/active trade lines.

Credit Report dated 12/05/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 11/15/2017, is 5.750% (5.750% base rate). Lender qualified and closed at a rate of 5.750%.	Complete	ASFFEB18
654	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Owner Occupied/ PUD.  LTV is 65%.  30 Year Fixed.  LAW at 33.30% DTI.  Review yields DTI of 33.22%.

Income:
B1:  Alt Doc with 24 months Personal bank statements supporting a monthly cash flow of $9,508.04.  Lender qualified with monthly income of $7,250.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  .  No asset documentation required due to cash out refinance.

Benefit to Borrower:  Debt Consolidation.  Cash in hand of $25,801.19.

Credit Grade:  A with a credit score of 702.  Credit report with a mortgage rating of 0x30 in 12 months. No BK’s, Foreclosure > 3 years, and an LTV of 65% met the A Credit Grade requirements.

Borrower has 6 open/active tradelines.

Credit Report dated 10/12/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 11/15/2017, is 5.625% (5.125% base rate + 0.375% for 30 year fixed rate + 0.125% for personal bank statements). Lender qualified and closed at a rate of 5.625%.	Complete	ASFFEB18
658	(No Data)	XXX	XXX	FL	ATR/QM: Not Applicable	2	2	1	1	(No Data)	CRDTER3118: Terms/Guidelines: Loan does not adhere to Rate Sheet terms
- Initial Clayton Comments:  Credit Grade A- with a credit score of 724 and an LTV of 54.69%.  Rate per Citadel Rate Sheet dated 11/15/2014 is 6.375% (5.375% base rate + .375% for BS + .25% for NOO + .375 for fixed).  Lender qualified and closed at a rate of 6.5%.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance, Non Owner, PUD.  LTV/CLTV/HCLTV is 54.69%.  30 Year Fixed.  LAW at 34.47% DTI.  Review yields DTI of 35.12%.  Due to income discrepancy see below:

Income:
Alt Doc with 24 months personal/business bank statements supporting a monthly cash flow of $7,132.89.  Lender qualified with monthly income of $7,275.30.  Proceeding with Clayton’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance.

Benefit to Borrower:  Cash in hand of $104,955.58.

Credit Grade:  A- with a credit score of 724.  Credit report with a mortgage rating of 0x30, Forbearance for chase dropped rating to A-, no BK’s or foreclosures, and an LTV of 54.69% met the A- Credit Grade requirements.

Borrower has 7 open/active tradelines.

Credit Report dated 10/17/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 11/15/2017, is 6.375% (5.375% base rate + 0.375% for Bank Statements + 0.25% for NOO + 0.375 for fixed rate). Lender qualified and closed at a rate of 6.5%.	Complete	ASFFEB18
659	(No Data)	XXX	XXX	FL	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Owner Occupied/ PUD.  LTV is 59.26%.  7/1 ARM I/O.  LAW at 40.20% DTI.  Review yields DTI of 40.20%.

Income:
B1:  ODF with monthly stated income per the LAW of $18,000.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Business expansion. Cash in hand: $0.

Credit Grade:  ODF with a credit score of 720. LTV of 59.26% met the ODF Credit Grade requirements.

Borrower has 18 open/active tradelines.

Credit Report dated 11/03/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

ODF Letter missing from file.

																Rate per Citadel ODF Rate Sheet dated 11/20/2017, is 6.750% (6.500% base rate + 0.125% for I/O + 0.125% for Business loan). Lender qualified and closed at a rate of 6.750%.	Complete	ASFFEB18
661	(No Data)	XXX	XXX	AZ	ATR/QM: Not Applicable	2	2	1	1	(No Data)	(No Data)	CRDTER3122: Terms/Guidelines: Loan documents do not meet guideline requirements
- Initial Clayton Comments:  Executed Quit Claim into borrower's name only missing from the file.
- Client/Seller Response Comments:  12/15/2017  Client provided Executed quit claim deed. 12/15/2017 - Clayton reviewed the Executed quit claim deed, dated 12/05/2017.  Exception Satisfied.
- Clayton Conclusion Comments:  12/15/2017 - Exception Satisfied.

PRVAAPPR101: Appraisal:  Appraisal incomplete (missing map, layout, pages, etc)
- Initial Clayton Comments:  Form 1007 missing from Appraisal.
- Client/Seller Response Comments:  12/14/2017  Client Response:  Although the appraisal on file (uploaded again for reference) does not have the 1007 document, all information found on 1007 is in appraisal, including information on comparable properties, photos, map, layout, etc. 12/14/2017  Clayton reviewed the Client Response.  Exception Satisfied.
- Clayton Conclusion Comments:  12/14/2017  Exception Satisfied.
CRDAPP3822: Application: Missing or incomplete documentation related to citizenship/residency
- Initial Clayton Comments:  Final 1003 declarations reflect the borrower's citizenship as Permanent Resident Alien. Documentation to support is missing from the file.
- Client/Seller Response Comments:  12/14/2017  Client Response:  The box denoting Permanent Resident Alien on the 1003 Declarations was filled out in error. The borrower was able to provide an AZ drivers license and a Social Security card, denoting that they are a citizen.  Please waive exception.
- Clayton Conclusion Comments:  12/14/2017  Clayton reviewed the Client Response.  Exception Waived.
(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Non Owner/4 Unit.  LTV is 68.97%.  7/1 ARM.  LAW at 26.04% DTI.  Review yields DTI of 26.04%.

Income:
B1:  ODF with monthly stated income per the LAW of $400.

ODF with NOO required Documentation: Borrower is currently employed, Borrower stated income is reasonable, Rental Survey (Form 1007) is missing, Borrower provided statement of purpose of loan is to complete upgrades and improvements to the property, DSCR > 1.00 and calculated at 2.34x ($2,490 from active lease divided by PITA of $1,064.40), and subject is not the Borrower's only rental property.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Cash in hand of $132,980.93.

Credit Grade:  ODF with a credit score of 606.  LTV of 68.97% met the ODF Credit Grade requirements.

Borrower has 6 trade lines.

Credit Report dated 10/20/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

ODF Letter in file.

																Rate per Citadel ODF Rate Sheet dated 11/20/2017, is 7.124% (6.999% base rate + 0.125% for 4 units). Lender qualified and closed at a rate of 7.124%.	Complete	ASFFEB18
663	(No Data)	XXX	XXX	IL	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPTRID4352: TILA/RESPA Integrated Disclosure: TRID - CD: At least one section contains formatting that does not comply with the Regulation
- Initial Clayton Comments:  Non-Numeric Error.CD's dated 12/6/17 and 12/11/17 Summaries of transaction section "K" - line 11 and "L" - line 13 missing date range.

CMPTRID4463: TILA/RESPA Integrated Disclosure:  TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non-Numeric Error. CD dated 12/6/17:  Assumption Clause does not match the Note/Deed of Trust.
- Clayton Conclusion Comments:  Downgrade to L2 with the following comment:  Exception changed to Non-Material (L2) per Clayton Compliance Review.
CRDDTI2540: DTI: Missing verification of some or all components of non-subject PITI
- Initial Clayton Comments:  Missing HOI  and Lease agreement on XXXX.  State Farm premium of $1166 used for qualification.  Subject to re-qualification.
- Client/Seller Response Comments:  12/18/2017  Client provided HOI for XXX has been uploaded. There is no lease agreement as the borrower owns this property. Mortgage statement has been uploaded..  12/18/2017 - Clayton reviewed the HOI for XXXX (premium $1166)has been uploaded. There is no lease agreement as the borrower owns this property. Mortgage statement has been uploaded..  Exception Satisfied.
- Clayton Conclusion Comments:  12/18/2017 - Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/ PUD.  LTV is 49.61%.  30 Year Fixed.  LAW at 45.12% DTI.  Review yields DTI of 45.16%.

Income:
B1 & B2:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $11,586.90.  Lender qualified with monthly income of $11,291.34.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $375,442.82.

Credit Grade:  A with a credit score of 795.  Credit report with a mortgage rating of 0x30 in 12 months. No BK’s or foreclosures, and an LTV of 49.61% met the A Credit Grade requirements.

Borrower has 19 open/active tradelines.

Credit Report dated 10/26/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 11/15/2017, is 5.500% (4.875% base rate + 0.375% for 30 year fixed rate + 0.250% for business bank statements). Lender qualified and closed at a rate of 5.500%.	Complete	ASFFEB18
664	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPSRS2051: State Rate Spread: CA Higher-Priced Loan
- Initial Clayton Comments:  Test APR is 8.012%; benchmark rate is 3.980%. Variance of 4.032% exceeds 1.500% threshold.

CMPTRID4463: TILA/RESPA Integrated Disclosure:  TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non-Numeric Error.CD dated 11/21/17:  Assumption Clause does not match the Note/Deed of Trust.
CMPTRID3732: TILA/RESPA Integrated Disclosure: TRID - Error #3 discovered on Closing Disclosure
- Initial Clayton Comments:  Non Numeric Material Error. CDs  11/21/2017 & 12/4/2017 Section: Loan Disclosures; Field: Non-Escrowed Property Costs over Year 1 of $4587.48 are not named. Projected payments names the fee as "Other Item".
- Client/Seller Response Comments:  12.12.17 - Client provided PCCD dated 12/11/17.
- Clayton Conclusion Comments:  12.12.17- Clayton reviewed PCCD dated 12/11/17 correcting Loan Disclosure Escrows section and proof of delivery to borrower.  Exception satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Owner Occupied/ SFR.  LTV is 36.36%.  30 Year Fixed.  LAW at 29.05% DTI.  Review yields DTI of 23.37%.  Variance due to taxes calculated at $266.84/month per tax cert.

Income:
B1 Pension:  Per award letter $6,730.73
Lender qualified with monthly income of $6,730.73.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Debt Consolidation.  Cash in hand of $46,454.53.

Credit Grade:  B- with a credit score of 581.  No Rating – Lien on subject no payments due since origination, no BK’s or foreclosures, and an LTV of 36.36% met the B- Credit Grade requirements.

Borrower has 10 trade lines.

Credit Report dated 10/26/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 10/16/2017, is 7.500% (6.875% base rate + 0.250% for Loan Amount + 0.375% for 30 year fixed rate). Lender qualified and closed at a rate of 7.500%.	Complete	ASFFEB18
665	(No Data)	XXX	XXX	CA	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Second Home/ PUD.  LTV is 41.96%.  7/1 ARM.  LAW at 12.27% DTI.  Review yields DTI of 12.27%.

Income:
B1:  ODF/Foreign National with monthly stated income per the LAW of $30,000.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Cash in hand of $283,269.46.

Credit Grade: ODF FN.  The file contains a credit reference letter from an internationally known financial institution. LTV of 41.96% met the ODF Credit Grade requirements.

ODF Letter in file.

																Rate per Citadel Rate Sheet dated 11/20/2017, is 6.500% (6.500% base rate). Lender qualified and closed at a rate of 6.500%.	Complete	ASFFEB18
666	(No Data)	XXX	XXX	GA	ATR/QM: Not Applicable	2	1	1	2	(No Data)	CMPRESPA2698: RESPA: RESPA - List of homeowners counseling organizations not in file - Initial Clayton Comments: List of homeowners counseling organizations not in the file.	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Second Home/ Condo (Warrantable).  LTV is 65%.  7/1 ARM.  LAW at 12.91% DTI.  Review yields DTI of 12.92%.

Income:
B1:  ODF/Foreign National with monthly stated income per the LAW of $25,000.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Cash in hand of $216,537.70.

Credit Grade:  ODF FN.  The file contains a credit reference letter from an internationally known financial institution.  LTV of 65% met the ODF Credit Grade requirements

ODF Letter in file.

																Rate per Citadel ODF Rate Sheet dated 11/20/2017 is 6.750% (6.750% base rate). Lender qualified and closed at a rate of 6.750%.	Complete	ASFFEB18
670	(No Data)	XXX	XXX	WA	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance, Owner Occupied, SFR.  LTV/CLTV/HCLTV is 30.09%.  7/1 ARM.  LAW at 37.99% DTI.  Review yields DTI of 37.99%.

Income:
Alt Doc with 24 months personal bank statements supporting a monthly cash flow of $3,968.66.  Lender qualified with monthly income of $3,935.35.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance.

Benefit to Borrower: Cash in hand of $117,774.78

Credit Grade:  A with a credit score of 739.  No Rating – Currently property is free and clear, no BK’s or foreclosures, and an LTV of 30.09% met the A Credit Grade requirements.

Borrower has 13 open/active tradelines.

Credit Report dated 12/26/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 12/21/2017 is 5.00% (4.875% base rate + 0.125% for Personal Bank Statements). Lender qualified and closed at a rate of 5.00%.	Complete	2018-01-29
671	(No Data)	XXX	XXX	FL	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Second Home/ PUD.  LTV is 60%.  7/1 ARM.  LAW at 13.86% DTI.  Review yields DTI of 13.32%.  Variance due to taxes calculated at $516.96/month per tax cert.

Income:
B1:  ODF/Foreign National with monthly stated income per the LAW of $28,721.

Assets:  Statements in file identified total assets of $227,246.20.

Credit Grade:  ODF FN.  The file contains a credit reference letter from an internationally known financial institution.  LTV of 60% met the ODF Credit Grade requirements.

ODF Letter in file.

																Rate per Citadel ODF Rate Sheet dated 11/20/2017, is 6.500% (6.500% base rate). Lender qualified and closed at a rate of 6.500%.	Complete	ASFFEB18
672	(No Data)	XXX	XXX	VA	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPTRID4289: TILA/RESPA Integrated Disclosure: TRID - CD: The difference between the adjustments and credits per sections K and L does not equal the Adjustments and Other Credits in the Calculating Costs to Close section
- Initial Clayton Comments:  Non-Numeric Material Error: CD 12/1/17 Section Summaries of Transactions: Adjustments and Other Credits Calculation is $115,092.05. CD 12/1/17 Section Calculating Cash to Close: Adjustments and Other Credits - Final, reflects $176,194.25.

CMPTRID4242: TILA/RESPA Integrated Disclosure:  TRID - CD: The Paid Already by or on Behalf of Borrower at Closing amount disclosed in the CD Summary of Transactions section does not equal its component parts
- Initial Clayton Comments:  Non-Numeric Material Error: CD:12/1/17 Section Summaries of Transactions Field: L. Paid Already by or on Behalf of Borrower at Closing - Total reflects XXX. Clayton calculation is $502,000.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, PUD.  LTV/CLTV/HCLTV is 70%.  7/1 ARM.  LAW at 33.80% DTI.  Review yields DTI of 33.86%.

Income:
Alt Doc with 24 months personal/business bank statements supporting a monthly cash flow of $19,770.49.  Lender qualified with monthly income of $19,473.17.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $196,227.41.

Maggi Reserve Requirements:  Statements in file supported assets of $196,227.41 with reserves of $86,227.41 (34.31 months).  Reserves met CSC guideline requirement of 6 months PITI for LTV < 80%

Benefit to Borrower:  N/A on Purchases

Credit Grade:  A+ (Maggi) with a credit score of 788.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures, and an LTV of 70% met the A+ (Maggi) Credit Grade requirements.  Borrower has 5 open/active tradelines.

Credit Report dated 10/31/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 10/16/2017 is 4.875% (4.75% base rate + .125% for BS). Lender qualified and closed at a rate of 4.875%.	Complete	ASFFEB18
674	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	CMPATRQM3220: Ability to Repay/Qualified Mortgage: TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.
- Initial Clayton Comments:  Provide CPA credentials (Pineapple Accounting) or proof self employed business (XXXXX) has been active for last 2 years.
- Client/Seller Response Comments:  12/19/2017  Client Response:  We have uploaded proof of the CPAs business existence.  12/19/2017  Clayton reviewed the Client Response.  Exception Satisfied
- Clayton Conclusion Comments:  12/19/2017  Exception Satisfied.

CRDTER3122: Terms/Guidelines:  Loan documents do not meet guideline requirements
- Initial Clayton Comments:  Provide CPA credentials (XXXX) or proof self employed business (XXXX) has been active for last 2 years.
- Client/Seller Response Comments:  12/19/2017  Client Response:  We have uploaded proof of the CPAs business existence.  12/19/2017  Clayton reviewed the Client Response.  Exception Satisfied
- Clayton Conclusion Comments:  12/19/2017  Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance, Owner Occupied, A- PUD.  LTV/CLTV/HCLTV is 43.75%.   30 Year Fixed.  LAW at 33.34% DTI.  Review yields DTI of 33.34%.

Income:
Alt Doc with 12 months personal/business bank statements supporting a monthly cash flow of $7,427.74.  Lender qualified with monthly income of $7,307.67.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Maggi Reserve Requirements:  Statements in file supported assets of $17,627.41 with reserves of $17,627.41 (8.6 months).  Reserves met CSC guideline requirement of 6 months PITI for LTV < 65%.

Benefit to Borrower:  Cash in hand of $13,641.43.

Credit Grade:  A+ with a credit score of 707.  12 months canceled checks with a rating of 0x30, no BK’s or foreclosures, and an LTV of 43.75% met the A+ Credit Grade requirements.

Borrower has 10 open/active tradelines.

Credit Report dated 11/01/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower(s).

																Rate per Citadel Rate Sheet dated 10/16/2017 is 5.625% (4.75% base rate + 0.250% for bank statements + 0.250% for Loan Amount + 0.375 for fixed rate). Lender qualified and closed at a rate of 5.625%.	Complete	ASFFEB18
676	(No Data)	XXX	XXX	CA	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Owner Occupied/ SFR.  LTV is 52.45%.  7/1 ARM.  LAW at 28.82% DTI.  Review yields DTI of 28.82%.

Income:
B1:  ODF with monthly stated income per the LAW of $7,500.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Business expansion. Cash in hand of $146,902.36.

Credit Grade:  ODF with a credit score of 782.  LTV of 52.45% met the ODF Credit Grade requirements.

Borrower has 3 open/active trade lines.

Credit Report dated 11/06/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

ODF Letter in file.

																Rate per Citadel Rate Sheet dated 11/20/2017, is 6.625% (6.500% base rate + 0.125% business purpose loan). Lender qualified and closed at a rate of 6.625%.	Complete	ASFFEB18
677	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPTRID3750: TILA/RESPA Integrated Disclosure: TRID - Error #10 discovered on Closing Disclosure
- Initial Clayton Comments:  Non-Numeric Clerical Error. CDs dated 12/4/17 and 12/13/17 have the following formatting issue: Missing seller information in "Transaction Information" section.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Second Home, Condo (Warrantable).  LTV/CLTV/HCLTV is 75%.  7/1 ARM.  LAW at 33.30% DTI.  Review yields DTI of 37.79%.  Variance due to calculated rental income lender used $13,939.42 and calculated rental $11,367.61 causing a variance.

Income:
Alt Doc with 24 months personal/business bank statements supporting a monthly cash flow of $7,860.52.  Lender qualified with monthly income of $7,860.52.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

REO schedule uploaded to file $11,367.61 net rental income.

Assets:  Statements in file identified total assets of $428,774.56.  Reserves $318,898.71.

Credit Grade:  A with a credit score of 767.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures, and an LTV of 75% met the A Credit Grade requirements.

Borrower has 21 open/active tradelines.

Credit Report dated 11/3/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 11/15/2017, is 6.25% (5.75% base rate + 0.25% for Bank Statements + 0.25% for 2nd home). Lender qualified and closed at a rate of 6.25%.	Complete	ASFFEB18
678	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPTRID4463: TILA/RESPA Integrated Disclosure: TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non Numeric ErrorAll CD's:  Loan Disclosure - Assumption does not match Note/Product.

CMPSRS2051: State Rate Spread:  CA Higher-Priced Loan
- Initial Clayton Comments:  Test APR is 5.545%, Benchmark rate of 3.980% for a variance of 1.565% exceeding the Rate Spread Trigger of 1.50%.
CMPATRQM2972: Ability to Repay/Qualified Mortgage: TILA - Loan is a non-QM loan; DTI exceeds clients guidelines.
- Initial Clayton Comments:  Costa Del Mar Property-Lender used gross rents less expenses for XXX monthly, Clayton reviewer used FNMA rental calculator for $1838.00 monthly.

CRDINC888: Income/Employment:  Income Amount is  Unsupported by Documentation in File
- Initial Clayton Comments:  Per CSC Seller's Guide section 5.2 a LOE from borrower defining the source and contemplated depletion is required and was not in file.
- Client/Seller Response Comments:  01/15/2018  Client provided a LOE from borrower defining the source and contemplated depletion 01/15/2018  Clayton reviewed the Client Response.  Exception Satisfied.
- Clayton Conclusion Comments:  1/15/2018-Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance, Owner Occupied, Condo (Warrantable),  LTV/CLTV/HCLTV is 59.05%.  30 Year Fixed.  LAW at 48.57% DTI.  Review yields DTI of 62.40%.  Variance due to net rental income calculation from 20003 Costa Del Mar Property-Lender used gross rents less expenses for $2976.86 monthly, Clayton reviewer used FNMA rental calculator for $1838.00 monthly.

Income:
B1:  Alimony per divorce decree and 2015/2016 1040 is $1500 monthly.
 Income depletion from assets of $223,343 at 1% for 7 years supports monthly income of $2203.28, lender calculated $1885.92-defer to lender calculation.
Rental income:
Costa Del Mar Property-Lender used gross rents less expenses for $2976.86 monthly, Clayton reviewer used FNMA rental calculator for $1838.00 monthly .
 16755 East Nicklaus-Lender used $3200 lease less documented PITI of $334.57-$2065.43.  Clayton reviewer supported $1838.
Lender qualified with monthly income of $9228.01.  Clayton supported monthly income of $7114.35. Proceeding with Clayton’s Calculations.

LOE from borrower defining the source and contemplated depletion was not in file.

Assets:  Statements in file identified total assets of $816,432.74.

Benefit to Borrower:  Cash in hand of $58,423.43.

Credit Grade:  A with a credit score of 724.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures  and an LTV of 59.05% met the A Credit Grade requirements.

Borrower has 7 open/active tradelines.

Credit Report dated 11/06/2017, with Note dated XXX.  Credit Report was <60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 10/16/2017, is 5.374% (4.999% base rate + 0.375% for fixed). Lender qualified and closed at a rate of 5.374%.	Complete	ASFFEB18
680	(No Data)	XXX	XXX	LA	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Non Owner/Condo (Warrantable).  LTV is 70%.  7/1 ARM.  LAW at 43.50% DTI.  Review yields DTI of 43.50%.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $5,330.63.  Lender qualified with monthly income of $5,096.78.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $60,234.32.

Credit Grade:  B with a credit score of 609.  Credit report with a mortgage rating of 0x30 in 12 months.  No BK’s or foreclosures, and an LTV of 70% met the B Credit Grade requirements.

Borrower has 13 open/active trade lines.

Credit Report dated 11/29/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 11/15/2017, is 8.000% (6.875% base rate + 0.375% for business bank statements + 0.250% for n/o/o + 0.500% for Loan Amount). Lender qualified and closed at a rate of 8.000%.	Complete	ASFFEB18
683	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPSRS2051: State Rate Spread: CA Higher-Priced Loan - Initial Clayton Comments: Test APR is 5.595%, Benchmark rate of 3.940% for a variance of 1.655% exceeding the Rate Spread Trigger of 1.50%.	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Rate & Term Refinance, Owner Occupied, Condo (Warrantable).  LTV/CLTV/HCLTV is 41.60%.  7/1 ARM.  LAW at 41.70% DTI.  Review yields DTI of 44.66%.  Variance due to taxes calculated at $1,302.08/month per escrow.

Income:
(XXXXX)  -Alt Doc with 24 months business bank statements supporting a monthly cash flow of $9,381.38.  Lender qualified with monthly income of $9,193.88.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Asset Depletion:  Qualified on the following assets – Sterling/5918 with total available assets of $16,002.48, Etrade/8302 with total liquid assets of $15,202.18, Redefining IRA/3077 liquid assets of  $163,909.94 and Oppenheimer IRA/3151 liquid assets of $38,960.53 = calculated over 7yrs at 1% for $2,886.44.  See print-out in file.  Lender qualified with Asset Depletion Income of $2,540.12.

Assets:  Statements in file identified total assets of $234,075.13.

Benefit to Borrower:  1st and 2nd Consolidation with payment reduction from $5,260.44 to new payment $4,582.01.

Credit Grade:  A with a credit score of 804.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures, and an LTV of 41.60% met the A Credit Grade requirements.

Borrower has 4 open/active tradelines.

Credit Report dated 11/10/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 11/15/2017, is 5.375% (4.875% base rate + 0.25% for Bank Statements + 0.25% for San Francisco Condo). Lender qualified and closed at a rate of 5.375%.	Complete	ASFFEB18
684	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance, Owner Occupied, Condo (non-warrantable). LTV/CLTV/HCLTV is 59.57%/59.57%/59.57%, 7/1 ARM / LAW at 45.55% DTI.  Review yields DTI of 45.55%.

Income:
B1: Alt Doc with 24 months personal bank statements supporting monthly cash flow of $23,793.41. Lender qualified with monthly income of $23,759.41. Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.  9 NSF for last twelve months.

Assets:  No asset documentation required due to cash out refinance.

Benefit to Borrower:  Rate reduction from 6.50% to 5.50%.  Cash in hand of $21,732.92.

Credit Grade: A- with a credit score of 687.  Credit report with no BK’s or foreclosures, and an LTV of 59.57% met the A- credit criteria.

Borrower has 6 open/active tradelines.

Credit Report dated 11/13/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 12/5/2017 is 6.0% (5.375% base rate + 0.125% for bank statement + 0.500% for Non-Warrantable Condo). Condo Add On Waived by Lender. Lender qualified and closed at a rate of 5.500%.	Complete	ASFFEB18
688	(No Data)	XXX	XXX	FL	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Non Owner/ PUD.  LTV is 37.97%.  7/1 ARM.  LAW at 12.16% DTI.  Review yields DTI of 12.16%.

Income:
B1:  ODF/Foreign National with monthly stated income per the LAW of $13,500.

Assets:  Statements in file identified total assets of $628,133.51.

Credit Grade:  ODF FN.  The file contains an international credit report. LTV of 37.97% met the ODF Credit Grade requirements.

ODF Letter in file.

																Rate per Citadel ODF Rate Sheet dated 11/20/2017, is 6.50% (6.500% base rate). Lender qualified and closed at a rate of 6.500%.	Complete	ASFFEB18
698	(No Data)	XXX	XXX	IL	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, Condo (Warrantable).  LTV/CLTV/HCLTV is 80%.  7/1 ARM.  LAW at 44.44% DTI.  Review yields DTI of 44.44%.

Income:
B1:  SSI award letter $772.90 – 1099 SSI award supported. SSI award letter $772.90 – Supported.
Paystubs dated 12/22/2017 YTD $19194.02 / 11.5 = $1,669.22
Total $3215.02 monthly
Lender qualified with monthly income of $3,067.96.  Proceeding with Lender’s Calculations.

B2:  Award letter $2014.60 Monthly – 1099 SSI Support monthly award
Lender qualified with monthly income of $2,014.60.  Proceeding with Lender’s Calculations.

Assets:  Statements in file identified total assets of $94,085.06.

Credit Grade:  A with a credit score of 784. 12 months canceled checks with a rating of 0x30, foreclosure > 3 years, CH 7 BK Discharge > 3 years, and an LTV of 80% met the A Credit Grade requirements.

Borrower has 4 open/active tradelines.

Credit Report dated 11/21/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 12/5/2017 is 5.999% (5.999% base rate). Lender qualified and closed at a rate of 5.999%.	Complete	ASFFEB18
701	(No Data)	XXX	XXX	UT	ATR/QM: Not Applicable	2	2	1	1	(No Data)	CRDTER3118: Terms/Guidelines: Loan does not adhere to Rate Sheet terms
- Initial Clayton Comments:  Rate per Citadel Rate Sheet dated 11/15/2017, is 6.75% (5.750% base rate + 0.250% for n/o/o + 0.375% for condotel + 0.375% for 30 year fixed rate).  Lender qualified and closed at a rate of 7.250%.
CRDTER3122: Terms/Guidelines: Loan documents do not meet guideline requirements
- Initial Clayton Comments:  Verification of rental income on XXX missing from the file. Lender qualified with $2850/mo.
- Client/Seller Response Comments:  12/23/2017  Client provided The REO at XXXX is a seasonal rental via VRBO and we have uploaded the ledger for that property.  Since vacation rentals are short term they do not have a standard long term lease so we will accept a VRBO ledger to show history of income.12/23/2017 - Clayton reviewed the REO at XXX is a seasonal rental via VRBO and we have uploaded the ledger for that property.  Since vacation rentals are short term they do not have a standard long term lease so we will accept a VRBO ledger to show history of income.  Ledger verified 12 months income of XXX or XXX per month.  Exception Satisfied.
- Clayton Conclusion Comments:  12/23/2017 - Exception Satisfied.

CRDTER3124: Terms/Guidelines:  Loan documents do not meet guideline requirements
- Initial Clayton Comments:  Supporting documents for refinance of Wyndham Time share not in the file. Lender qualified with $385.11/mo.
- Client/Seller Response Comments:  12/23/2017  Client provided The Wyndham credit account document has been uploaded for review and shows the terms of the account including the payment we used in qualification..12/23/2017 - Clayton reviewed the Wyndham credit account document has been uploaded for review and shows the terms of the account including the payment we used in qualification.  Monthly payments were $385.11.  Exception Satisfied.
- Clayton Conclusion Comments:  12/23/2017 - Exception Satisfied.

CRDINC2488: Income/Employment:  Verbal verification of employment missing
- Initial Clayton Comments:  VVOE within 72 hours of closing is missing for B1 (XXXXX).
- Client/Seller Response Comments:  12/23/2017  Client provided VVOE. 12/23/2017 - Clayton reviewed the VVOE, dated 12/15/2017.  Exception Satisfied.
- Clayton Conclusion Comments:  12/23/2017 - Exception Satisfied.

CRDDTI187: DTI:  Debt Ratio > 50.49%
- Initial Clayton Comments:  DTI of 87.00% exceeded guideline max of 50.49%.  Missing verification of Social Security incomes; B1 $1803 and B2 $727 used by lender.  Verification of rental income onXXX missing from the file. Lender qualified with $2850/mo.
- Client/Seller Response Comments:  12/27/2017  Client provided Social Security award letters for both borrowers . 12/27/2017 - Clayton reviewed the Social Security award letters for both borrowers, with B1 receiving $727 and B2 receiving $1,803.  DTI now calculated at 44.32%.  Exception Satisfied.
- Clayton Conclusion Comments:  12/27/2017 - Exception Satisfied.

CRDINC888: Income/Employment:  Income Amount is  Unsupported by Documentation in File
- Initial Clayton Comments:  Missing verification of Social Security incomes; B1 $1803 and B2 $727 used by lender
- Client/Seller Response Comments:  12/27/2017  Client provided Social Security award letters for both borrowers . 12/27/2017 - Clayton reviewed the Social Security award letters for both borrowers, with B1 receiving $727 and B2 receiving $1,803.  DTI now calculated at 44.32%.  Exception Satisfied.
- Clayton Conclusion Comments:  12/27/2017 - Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Non Owner/condotel (non warrantable).  LTV is 75%.  30 Year Fixed.  LAW at 42.37% DTI.  Review yields DTI of 87.00%.  Variance due to missing Social Security income verification for both borrowers and missing verification of REO income.

Income:
B1:  Paystub dated 11/24/2017 supported a biweekly pay cycle. YTD at $21,118.60. W2 2015 $22,070.71. W2 2016 $24,836.11.  Using YTD and 24 month history: $21,118.60 + $22,070.71 + $24,836.11 = $68,025.42 / 34.57 (good thru 11/17/2017) = $1,967.76 average monthly gross income.
Lender qualified with monthly income of $1,986.04.  Proceeding with Clayton’s Calculations.

B1 and B2: Social Security income missing.
B1 and B2: SE income not used.

Assets:  Statements in file identified total assets of $59,999.71.

Credit Grade:  A with a credit score of 776.  Credit report with a mortgage rating of 0x30 in 12 months.  No BK’s or foreclosures, and an LTV of 75% met the A Credit Grade requirements.

Borrower has 17 open/active trade lines.

Credit Report dated 11/27/2017, with Note dated XXX. Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 11/15/2017, is 6.75% (5.750% base rate + 0.250% for n/o/o + 0.375% for condotel + 0.375% for 30 year fixed rate). Lender qualified and closed at a rate of 7.250%.	Complete	ASFFEB18
702	(No Data)	XXX	XXX	NJ	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	CMPTRID3730: TILA/RESPA Integrated Disclosure: TRID - Error #2 discovered on Closing Disclosure
- Initial Clayton Comments:  Non Numeric Clerical ErrorCD 1/5/18:  Closing Information  Settlement Agent information is missing.Cured with CD 1/16/18
(No Data)	(No Data)	(No Data)	Loan Summary:
Rate & Term Refinance, Owner Occupied, SFR.  LTV/CLTV/HCLTV is 69.54%.  7/1 ARM.  LAW at 23.06% DTI.  Review yields DTI of 22.93%.

Income:
Alt Doc with 24 months personal/business bank statements supporting a monthly cash flow of $63,163.55.  Lender qualified with monthly income of $61,268.00.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $35,385.36.

Maggi Reserve Requirements:  Statements in file supported assets of $35,385.36 with reserves of $27,974.43 (7.48 months).  Reserves met CSC guideline requirement of 6 months PITI for LTV < 80%

Benefit to Borrower:  Payment reduction from $5,995.54 to $3,735.12.

Credit Grade:  A+ Maggi with a credit score of 702.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures, and an LTV of 69.54% met the A+ Maggi Credit Grade requirements.  Borrower has 7 open/active tradelines.

Credit Report dated 11/25/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 12/5/2017 is 5.00% (4.875% base rate + .125% for BS). Lender qualified and closed at a rate of 5.00%.	Complete	ASFFEB18
703	(No Data)	XXX	XXX	CA	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance, Non Owner Business Purpose, SFR.  LTV/CLTV/HCLTV is 54.05%.  7/1 ARM.  LAW at 40.86% DTI.  Review yields DTI of 40.87%.

Income:
ODF with monthly stated income per the LAW of $5,500.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Cash in hand of $90,167.06.

Credit Grade:  ODF with a credit score of 751.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures, and an LTV of 54.05% met the ODF Credit Grade requirements.

Borrower has 7 open/active tradelines.

Credit Report dated 11/22/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

ODF Letter in file, stating purpose is the improve investment property.

																Rate per Citadel Rate Sheet dated 12/5/2017 is 6.625% (6.50% base rate + 0.125% for Business Purpose Loan). Lender qualified and closed at a rate of 6.625%.	Complete	ASFFEB18
704	(No Data)	XXX	XXX	NJ	Non-QM: Lender documented all ATR UW factors	2	2	1	2	(No Data)	CRDTER3118: Terms/Guidelines: Loan does not adhere to Rate Sheet terms
- Initial Clayton Comments:  Rate per Citadel Rate Sheet dated 12/5/2017 is 8.125% (7.625% base rate + 0.125% for Personal Bank Statements + 0.375% for fixed rate).  Lender qualified and closed at a rate of 7.625%.

CMPTRID4463: TILA/RESPA Integrated Disclosure:  TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non Numeric ErrorAll CD's:Loan Disclosure - Assumption does not match Note/Product.
CMPAPRT110: APR Tolerance: APR - Insufficient Information for APR-Payment Stream Testing
- Initial Clayton Comments:  Revised CD is missing page 1.  Please provide all pages of CD signed by borrower 12/29/17.
- Client/Seller Response Comments:  1.12.18 - Client provided all pages of revised CD 12/28/17.
- Clayton Conclusion Comments:  1.12.18 - Clayton reviewed all pages of revised CD 12/28/17.  Exception satisfied.

CMPTRID3604: TILA/RESPA Integrated Disclosure:  TRID - Error discovered on Closing Disclosure
- Initial Clayton Comments:  Revised CD is missing page 1.  Please provide all pages of CD signed by borrower 12/29/17.
- Client/Seller Response Comments:  1.12.18 - Client provided all pages of revised CD 12/28/17.
- Clayton Conclusion Comments:  1.12.18 - Clayton reviewed all pages of revised CD 12/28/17.  Exception satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, SFR.  LTV/CLTV/HCLTV is 90%.  7/1 ARM.  LAW at 48.13% DTI.  Review yields DTI of 49.72%.  Variance due to review taxes calculated at $746.44/month and HOI at 129.90/month vs lender submitted taxes at $724.51/months and HOI $69.28/months.

Income:
B1: Alt Doc with 24 months personal bank statements supporting a monthly cash flow of $10,407.38. Additional net rental income of $342.54.  Review supported $10,749.92   Lender qualified with monthly income of $10902.73.  Proceeding with Clayton’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $36,030.82.

Credit Grade:  A with a credit score of 717.  Credit report with a mortgage rating of 0x30 / 6 months canceled rent checks with a rating of 0x30.  No BK’s or foreclosures and an LTV of 90% met the A credit Grade requirements.

Borrower has 14 open/active tradelines.

Credit Report dated 11/22/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 12/5/2017 is 8.1250% (7.625% base rate + 0.125% for Personal Bank Statements + 0.375% for fixed rate). Lender qualified and closed at a rate of 7.625%.	Complete	ASFFEB18
705	(No Data)	XXX	XXX	GA	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Non Owner, PUD.  LTV/CLTV/HCLTV is 70%.  7/1 ARM.  LAW at 15.88% DTI.  Review yields DTI of 15.88%.

Income:
ODF/Foreign National with monthly stated income per the LAW of $12,500.

ODF with NOO required Documentation: Borrower is currently employed, Borrower stated income is reasonable, Rental Survey (Form 1007) is provided with rental rate of $1450 per month, Borrower provided statement of purpose of loan is to purchase rental investment property, DSCR > 1.00 and calculated at 1.01 ($1450 from 1007 divided by PITA of $1434.40), and Borrower's only rental property is subject.

Assets:  Statements in file identified total assets of $102,106.75.

Benefit to Borrower:  N/A on Purchases

Credit Grade:  FN with credit references on file.

ODF requires a handwritten statement of purpose for the loan for NOO properties.  ODF Letter in file.

																Rate per Citadel Rate Sheet dated 12/5/2017 is 7.124% (6.999% base rate + .125% for type). Lender qualified and closed at a rate of 7.124%.	Complete	ASFFEB18
706	(No Data)	XXX	XXX	SC	ATR/QM: Not Applicable	2	2	1	1	(No Data)	(No Data)	(No Data)	CRDTER3122: Terms/Guidelines: Loan documents do not meet guideline requirements
- Initial Clayton Comments:  Note has a Prepayment Penalty.  CSC Non-Owner Business Purpose Program guidelines, Section 3, Paragraph 3 require loans to be originated without a prepayment penalty.
- Client/Seller Response Comments:  01/29/2018  Client Response: Per our rate matrix we are re-introducing prepayment penalties as an option to buyout points for having the subject property recently listed. 01/29/2018  Clayton reviewed the Client Response.  Rate Matrix  allows for PPP of 80% of 6 months Interest.  PPP on Note is, if within 12 months of the security instruction, the borrower makes a full prepayment or one or more partial prepayments, PPP is 2% of amount prepaid. Exception Remains. 01/30/2018  Client provided Lender Acknowledgement form.  01/30/2018 - Clayton reviewed the Lender Acknowledgement form, dated /29/2018, signed by Kyle Gunderlock.  Exception Waived.
- Clayton Conclusion Comments:  01/29/2018  Exception Remains.  01/30/2018  Exception Waived.
(No Data)	(No Data)	Loan Summary:
Cash Out Refinance, Non Owner, SFR.  LTV/CLTV/HCLTV is 65%.  7/1 ARM.  LAW at 28.13% DTI.  Review yields DTI of 28.29%.

Income:
ODF with monthly stated income per the LAW of $19,500.

NOO Business Purpose was documented with improve the subject for increased revenue on investment property.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Cash in hand of $54,056.41

Credit Grade:  ODF with a credit score of 712.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures, and an LTV of 65% met the ODF Credit Grade requirements

Borrower has 6 open/active tradelines.

Credit Report dated 12/7/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

ODF Letter in file.

																Rate per Citadel Rate Sheet dated 12/5/2017 is 6.875% (6.75% base rate + 0.125% for Bank Statements). Lender qualified and closed at a rate of 6.875%.	Complete	ASFFEB18
710	(No Data)	XXX	XXX	CA	ATR/QM: Not Applicable	2	1	2	1	(No Data)	PRVAFEMA856: FEMA: Natural Disaster Area, no subsequent inspection (Public)
- Initial Clayton Comments:  Appraisal (with interior inspection) was completed on XXX with no issues noted.  Declaration was issued 01/02/2018 with an Effective Date of 01/04/2018 (Declaration # 43530); subsequent Inspection due to Natural Disaster area not in the file.
(No Data)	(No Data)	(No Data)	(No Data)	Income:
Purchase, N/O/O, Detached PUD.  LTV/CLTV/HCLTV is 20.69/20.69/20.69%.  30 Year Fixed /   LAW at 39.21% DTI.  Review yields DTI of 38.74%. Variance due to HOI calculated at $867.00/12 per HOI evidence of Insurance.

Income:
B1:  Alt Doc with 24 months Business bank statements supporting a monthly cash flow of $30,031.59.  Lender qualified with monthly income of $29,693.46.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $1,027,304.20.

Credit Grade:  A with a credit score of 796.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures, and an LTV of 20.69% met the A credit criteria

Borrower has 4 open/active tradelines.

12/07/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 12/5/2017 is 5.875% (4.875% base rate + 0.375% for NOO bank statement + 0.375% for 30 Year Fixed). Lender qualified and closed at a rate of 5.875%.	Complete	ASFFEB18
711	(No Data)	XXX	XXX	NJ	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	(No Data)	CMPTRID4352: TILA/RESPA Integrated Disclosure: TRID - CD: At least one section contains formatting that does not comply with the Regulation
- Initial Clayton Comments:  Non-Numeric Material Error:CD dated 12/26/17 Other Costs section "H" - line 01 identifies a value but who the fee is payable to is missing.CD dated 12/28/17 Other Costs section "H" - line 08 identifies a value but who the fee is payable to is missing.CD 1/3/17 corrects error.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, SFR.  LTV/CLTV/HCLTV is 75%.  I/O 7/1 ARM.  LAW at 37.09% DTI.  Review yields DTI of 37.08% (Fully amortized payment).

Income:
Alt Doc with 24 months business bank statements supporting a monthly cash flow of $19,610.04 (95% owner).  Lender qualified with monthly income of $18,672.31.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $316,705.60.

Maggi Reserve Requirements:  Statements in file supported assets of $316,705.6.0 with reserves of $139,177.58 (22.09 months).  Reserves met CSC guideline requirement of 6 months PITI for LTV < 80%

Credit Grade:  A+ Maggi with a credit score of 660.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures, loan modification > 2 years. and an LTV of 75% met the A+ Maggi Credit Grade requirements.

Borrower has 6 open/active tradelines.

Credit Report dated 12/8/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 12/5/2017, is 6.125% (5.75% base rate + 0.25% for Bank Statements + 0.125% for I/O). Lender qualified and closed at a rate of 6.125%.	Complete	ASFFEB18
713	(No Data)	XXX	XXX	AZ	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance, Owner Occupied, PUD.  LTV/CLTV/HCLTV is 69.94%.  7/1 ARM.  LAW at 39.83% DTI.  Review yields DTI of 39.71%.  Variance due to HOA calculated at $132/month per Appraisal with slight income difference calculation see below.

Income:
Alt Doc with 24 months personal/business bank statements supporting a monthly cash flow of $9,024.97.  Lender qualified with monthly income of $9,060.74.  Proceeding with Clayton’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance.

Benefit to Borrower: Cash in hand of $74,330.02.

Credit Grade:  A- with a credit score of 672.  Credit report with a mortgage rating of 0x30, no BK’s, Foreclosure > 3 years, and an LTV of 69.94% met the A- Credit Grade requirements.

Borrower has 20 open/active tradelines.

Credit Report dated 12/8/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 12/21/2017, is 6.00% (5.75% base rate + 0.25% for Bank Statements). Lender qualified and closed at a rate of 6.00%.	Complete	ASFFEB18
716	(No Data)	XXX	XXX	PA	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/ SFR, LTV/CLTV/HCLTV is 85%.  7/1 ARM / LAW at 36.80% DTI.  Review yields DTI of 36.81%.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $21,818.07.  Lender qualified with monthly income of $21,821.15.  Proceeding with Clayton’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $132,570.97

Borrower has 13 open/active tradelines.

Credit Report dated 12/14/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

Credit Grade: A- with a credit score of 664 Credit report with a mortgage rating of 0x30 , no BK’s or foreclosures, and an LTV of 85% met the A- Credit Grade requirements.

																Rate per Citadel Rate Sheet dated 12/05/2017 is 7.5% (7.25% base rate + 0.250% for Bank Statements). Lender qualified and closed at a rate of 7.50%.	Complete	ASFFEB18
719	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/ SFR. LTV/CLTV/HCLTV is 80%/80%/80%. 7/1 ARM.  LAW at 47.90%. Review yields DTI of 47.90%.

Income:
Alt Doc with 24 months Business bank statements support a monthly cash flow of $22,230.29. Lender qualifying income is $22,230.30. LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:
Statements in file identified total assets of $231,596.73.

Borrower had 18 open/active tradelines.

Credit Grade:  A with a credit score of 702. 12 months canceled checks with rating of 0x30, BK > 3 years, No foreclosure, and an LTV of 80% met the A credit criteria.

Credit Report dated 12/19/2017 with Note date of XXX. Credit Report was <60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 12/5/2017 is 6.249% (5.999% base rate + 0.25% for bank statement). Lender qualified and closed at a rate of 6.249%.	Complete	ASFFEB18
721	(No Data)	XXX	XXX	CA	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/NOO/Condo (Warrantable) Business Purpose is to maintain/improve investment property. LTV/CLTV/HCLTV is 37.26%/37.26%/37.26%. 7/1 ARM.  LAW at 50.23%. Review yields DTI of 50.23%.

B1: Alt Doc with 24 months Business bank statements support a monthly cash flow of $11,899.19. Lender qualifying income is $11,829.69. Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance.

Benefit to Borrower: Debt Consolidation

Credit Grade: ODF with a credit score of 767. Credit report with a mortgage rating of 0x30, no BK’s or foreclosures and an LTV of 37.26% met the ODF credit criteria.

ODF Letter in file.

Borrower had 8 open/active tradelines.

Credit Report dated 12/27/2017, with Note date of XXX. Credit Report was <60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 12/05/2017, is 6.625% (6.50% base rate + 0.125% NOO Business Purpose). Lender qualified and closed at a rate of 6.625%.	Complete	ASFFEB18
936	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	2	2	1	2	(No Data)	CMPTRID4075: TILA/RESPA Integrated Disclosure: TRID - CD: The Minimum Payment as disclosed in third column on the Projected Payments section of the Final Closing Disclosure which does not match Clayton's calculated minimum payment for the third column as based on the Note terms
- Initial Clayton Comments:  Non-Numeric Material Error. CD 10/26/17 Section Projected Payments: Minimum Payments from Band 3 reflects $530.00.  Clayton calculation is $518.88.
- Client/Seller Response Comments:  11.20.17 - Client provided PCCD dated 11/8/17. 11.20.17 - Clayton reviewed PCCD dated 11/8/17 - Projected Payments section shows minimum payment in year 8, 9, and 10-30 as $530.00.  This figure should be $519 based on monthly principal and interest payment of $518.88.  Exception remains. 11/22/2017 - Client Response:  All documents on file reflect that this loan is a 7/1 ARM. Due to the adjustable rate, the minimum payment will change following the 7th year as reflected in the CD. Escalated to Clayton Compliance Review.  11/29/2017 - Clayton Compliance Review Response:  Issue should be corrected via a PCCD under 130b, but we agree that we could grade it an open 2/B since it is an overdisclosure.
- Clayton Conclusion Comments:  11/29/2017 - Downgraded to Non-Material (L2)) based on the over-disclosure.

CMPTRID4084: TILA/RESPA Integrated Disclosure:  TRID - CD: The Total Minimum Payment as disclosed in fourth column on the Projected Payments section of the Final Closing Disclosure which does not match Clayton's calculated total minimum payment for the fourth column as based on the Note terms
- Initial Clayton Comments:  Non-Numeric Material Error. CD 10/26/17 Section Projected Payments: Estimated Total Minimum Payments from Band 4 reflects $743.00.  Clayton calculation is $731.74.
- Client/Seller Response Comments:  11.20.17 - Client provided PCCD dated 11/8/17. 11.20.17 - Clayton reviewed PCCD dated 11/8/17 - Projected Payments section shows estimated total monthly minimum payment in year 8, 9, and 10-30 as $743.00.  This figure should be $732 based on monthly principal and interest payment of $518.88.  Exception remains. 11/22/2017 - Client Response:  All documents on file reflect that this loan is a 7/1 ARM. Due to the adjustable rate, the minimum payment will change following the 7th year as reflected in the CD. Escalated to Clayton Compliance Review.  11/29/2017 - Clayton Compliance Review Response:  Issue should be corrected via a PCCD under 130b, but we agree that we could grade it an open 2/B since it is an overdisclosure.
- Clayton Conclusion Comments:  11/29/2017 - Downgraded to Non-Material (L2)) based on the over-disclosure.

CMPTRID4076: TILA/RESPA Integrated Disclosure:  TRID - CD: The Minimum Payment as disclosed in fourth column on the Projected Payments section of the Final Closing Disclosure which does not match Clayton's calculated minimum payment for the fourth column as based on the Note terms
- Initial Clayton Comments:  Non-Numeric Material Error. CD 10/26/17 Section Projected Payments: Minimum Payments from Band 4 reflects $530.00.  Clayton calculation is $518.88.
- Client/Seller Response Comments:  11.20.17 - Client provided PCCD dated 11/8/17. 11.20.17 - Clayton reviewed PCCD dated 11/8/17 - Projected Payments section shows minimum payment in year 8, 9, and 10-30 as $530.00.  This figure should be $519 based on monthly principal and interest payment of $518.88.  Exception remains. 11/22/2017 - Client Response:  All documents on file reflect that this loan is a 7/1 ARM. Due to the adjustable rate, the minimum payment will change following the 7th year as reflected in the CD. Escalated to Clayton Compliance Review.  11/29/2017 - Clayton Compliance Review Response:  Issue should be corrected via a PCCD under 130b, but we agree that we could grade it an open 2/B since it is an overdisclosure.
- Clayton Conclusion Comments:  11/29/2017 - Downgraded to Non-Material (L2)) based on the over-disclosure.

CMPTRID4083: TILA/RESPA Integrated Disclosure:  TRID - CD: The Total Minimum Payment as disclosed in third column on the Projected Payments section of the Final Closing Disclosure which does not match Clayton's calculated total minimum payment for the third column as based on the Note terms
- Initial Clayton Comments:  Non-Numeric Material Error. CD 10/26/17 Section Projected Payments: Estimated Total Minimum Payments from Band 3 reflects $743.00.  Clayton calculation is $731.74.
- Client/Seller Response Comments:  11.20.17 - Client provided PCCD dated 11/8/17. 11.20.17 - Clayton reviewed PCCD dated 11/8/17 - Projected Payments section shows estimated total monthly minimum payment in year 8, 9, and 10-30 as $743.00.  This figure should be $732 based on monthly principal and interest payment of $518.88.  Exception remains. 11/22/2017 - Client Response:  All documents on file reflect that this loan is a 7/1 ARM. Due to the adjustable rate, the minimum payment will change following the 7th year as reflected in the CD. Escalated to Clayton Compliance Review.  11/29/2017 - Clayton Compliance Review Response:  Issue should be corrected via a PCCD under 130b, but we agree that we could grade it an open 2/B since it is an overdisclosure.
- Clayton Conclusion Comments:  11/29/2017 - Downgraded to Non-Material (L2)) based on the over-disclosure.

CMPTRID4074: TILA/RESPA Integrated Disclosure:  TRID - CD: The Minimum Payment as disclosed in second column on the Projected Payments section of the Final Closing Disclosure which does not match Clayton's calculated minimum payment for the second column as based on the Note terms
- Initial Clayton Comments:  Non-Numeric Material Error. CD 10/26/17 Section Projected Payments: Minimum Payments from Band 2 reflects $530.00.  Clayton calculation is $518.88.
- Client/Seller Response Comments:  11.20.17 - Client provided PCCD dated 11/8/17. 11.20.17 - Clayton reviewed PCCD dated 11/8/17 - Projected Payments section shows minimum payment in year 8, 9, and 10-30 as $530.00.  This figure should be $519 based on monthly principal and interest payment of $518.88.  Exception remains. 11/22/2017 - Client Response:  All documents on file reflect that this loan is a 7/1 ARM. Due to the adjustable rate, the minimum payment will change following the 7th year as reflected in the CD. Escalated to Clayton Compliance Review.  11/29/2017 - Clayton Compliance Review Response:  Issue should be corrected via a PCCD under 130b, but we agree that we could grade it an open 2/B since it is an overdisclosure.
- Clayton Conclusion Comments:  11/29/2017 - Downgraded to Non-Material (L2)) based on the over-disclosure.

CMPTRID4082: TILA/RESPA Integrated Disclosure:  TRID - CD: The Total Minimum Payment as disclosed in second column on the Projected Payments section of the Final Closing Disclosure which does not match Clayton's calculated total minimum payment for the second column as based on the Note terms
- Initial Clayton Comments:  Non-Numeric Material Error. CD 10/26/17 Section Projected Payments: Estimated Total Minimum Payments from Band 2 reflects $743.00.  Clayton calculation is $731.74.
- Client/Seller Response Comments:  11.20.17 - Client provided PCCD dated 11/8/17. 11.20.17 - Clayton reviewed PCCD dated 11/8/17 - Projected Payments section shows estimated total monthly minimum payment in year 8, 9, and 10-30 as $743.00.  This figure should be $732 based on monthly principal and interest payment of $518.88.  Exception remains. 11/22/2017 - Client Response:  All documents on file reflect that this loan is a 7/1 ARM. Due to the adjustable rate, the minimum payment will change following the 7th year as reflected in the CD. Escalated to Clayton Compliance Review. 11/29/2017 - Clayton Compliance Review Response:  Issue should be corrected via a PCCD under 130b, but we agree that we could grade it an open 2/B since it is an overdisclosure.
- Clayton Conclusion Comments: 11/29/2017 - Downgraded to Non-Material (L	(No Data)	CRDTER113: Terms/Guidelines: Loan amount is below guideline minimum
- Initial Clayton Comments:  Loan amount of XXX is below ODF Program minimum of $100,000.
- Clayton Conclusion Comments:  11/17/2017 LAW dated 10/26/2017 has comment, per CSC's mgmt ok with loan amount XXX. Exception waived.

CRDINC125: Income/Employment:  Disposable/residual income does not meet guidelines
- Initial Clayton Comments:  Residual income required for family of 6 is $1750, per CSC guidelines.  Borrowers residual income at $1,562.39.
- Clayton Conclusion Comments:  Residual income required for family of 6 is $1750, per CSC guidelines.  LAW dated 10/26/2017, has comment,  OK with residual income at $1,562.39.  Borrowers husband works and receives income but is not part of our transaction (see LOE in file) ...RMI.  Exception waived.
(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Owner Occupied/ SFR.  LTV/CLTV/HCLTV is 48.48%.  7/1 ARM / LAW at 36.59% DTI.  Review yields DTI of 36.59%.

Income:
B1:  Paystub dated 10/3/2017 supported a YTD  base of $14,831.27 ($1,673.96 monthly).
32.86 month average of YTD Paystub dated 10/3/2017 + 2016/2015 W2's = $14,831.27 + $15,768.61 + $16,246.49 = $46,846.37/ = $1,425.64
Lender qualified with monthly income of $1,673.96 Proceeding with Lender’s Calculations.

B2:   Monthly salary as per Social Security award letter dated 05/01/17 = $708.10
Lender qualified with monthly income of $708.10.

Asset Depletion Income Comments:
Asset Depletion:  Qualified on the following assets –  McDonald’s Retirement  with total available assets of $13,322.69 calculated over 7yrs at 1% for $164.28.  See print-out in file.  Lender qualified with Asset Depletion Income of $82.07

Benefit to Borrower:  Consolidating 1st and 2nd.  Cash in hand of $17,067.29

Credit Grade:  ODF with a credit score of 676.  Credit report with a mortgage rating of 0x30 / no BK’s or foreclosures,   Short Sale > 2 years,and an LTV of 48.48% met the ODF Credit Grade requirements.

Minimum Tradelines:  Borrower has 6 open/active tradelines.

Credit Report dated 10/20/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 09/21/2017 is 6.75% (6.75% base rate). Lender qualified and closed at a rate of 6.75%.	Complete	ASFFEB18
939	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPSRS2051: State Rate Spread: CA Higher-Priced Loan - Initial Clayton Comments: Test APR is 8.284%, Benchmark rate of 3.830% for a variance of 4.454% exceeding the Rate Spread Trigger of 1.50%.	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, PUD.  LTV/CLTV/HCLTV is 80%.  7/1 ARM .  LAW at 38.14% DTI.  Review yields DTI of 38.14%.

Income:
Alt Doc with 24 months business bank statements supporting a monthly cash flow of $20,270.24.  Lender qualified with monthly income of $20,144.00.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

FTHB Payment Shock = 2.78X (Max 3X current rental payment).  Current Rent = $2100.  New PITI = $5846.70 (New PITI / Current Rent = 2.78X).

Assets:  Statements in file identified total assets of $206,995.53.

Credit Grade:  B with a credit score of 636.  VOR with a rating of 0x30, no BK’s or foreclosures and an LTV of 80% met the B Credit Grade requirements.

Borrower has 7 open/active tradelines.

Credit Report dated 09/15/17 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017 is 8.125% (7.875% base rate + 0.25% for Bank Statements). Lender qualified and closed at a rate of 8.125%.	Complete	ASFFEB18
940	(No Data)	XXX	XXX	CA	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Non Owner/SFR.  LTV is 50%.  7/1 ARM.  LAW at 17.66% DTI.  Review yields DTI of 17.29%.  Variance due to taxes calculated at $406.25/month per tax cert.

Income:
B1:  ODF with monthly stated income per the LAW of $12,500.

ODF with NOO required Documentation: Borrower is currently employed, Borrower stated income is reasonable, Rental Survey (Form 1007) is provided with rental rate of $2,000 per month, Borrower provided statement of purpose of loan is to purchase investment real estate property, DSCR > 1.00 and calculated at .92X ($1600 from lender calculations divided by PITA of $1,737.60), and Borrower's only rental property is subject. A deficit of $137.60.

Asset depletion: Qualified on the following assets – Merrill Lynch 4805 with total remaining available assets of $45,937 calculated over 7yrs at 1% for $566.46.  See print-out in file.  Lender qualified with Asset Depletion Income of $190.47. Proceeding with Lender calculations.

Assets:  Statements in file identified total assets of $240,810.72.  With Reserves from Merrill Lynch 4805 of $45,937.04.

Credit Grade:  ODF with a credit score of 800. LTV of 50% met the ODF Credit Grade requirements.

Borrower has 5 open/active trade lines.

Credit Report dated 09/25/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

ODF Letter in file.

																Rate per Citadel ODF Rate Sheet dated 09/21/2017 is 6.750% (6.750% base rate). Lender qualified and closed at a rate of 6.750%.	Complete	ASFFEB18
941	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	2	1	2	2	(No Data)	CMPSRS2051: State Rate Spread: CA Higher-Priced Loan
- Initial Clayton Comments:  Test APR is 6.546%, Benchmark rate of 3.880% for a variance of 2.666% exceeding the Rate Spread Trigger of 1.50%.

PRVAFEMA221: FEMA:  Natural Disaster Area, Subseq inspect prior to Disaster (Individual)
- Initial Clayton Comments:  Appraisal (with interior inspection) was completed on 10/12/2017 with no issues noted.  Declaration was issued 01/02/2018 with an Effective Date of 01/31/2018 (Declaration # 4353); subsequent Inspection due to Natural Disaster area not in the file. Property located in FEMA Disaster Declared Area -  Pending clearance upon confirmation from CSC that property is not damaged or within the immediate location of the natural disaster.
- Client/Seller Response Comments:  2/9/18  Client Response:  CSC did not deem it necessary to order a post-disaster report due to the subject property being approximately 15 miles from the nearest disaster area. Our servicing department has called the borrower and confirmed no damage.
CMPTRID3676: TILA/RESPA Integrated Disclosure: TRID - CD: Ten percent tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within 60 days of consummation.
- Initial Clayton Comments:  Numeric Tolerance Error Ten percent tolerance fail due to recording fees increasing.  Recording fees lowered on PCCD 2/2/18.
- Clayton Conclusion Comments:  Exception Satisfied
(No Data)	(No Data)	(No Data)	Loan Summary:
Cash-Out Refinance/ Owner Occupied/SFR. LTV/CLTV/HCLTV is 80%/80%/80%. 7/1 ARM.  LAW at 24.73%. Review yields DTI of 24.88%.  Variance is due to HOI premium.

Income:
Alt Doc with 24 months Business bank statements support a monthly cash flow of $17,030.31. Lender qualifying income is $15,500 as stated on 1003. Proceeding with Lender’s Calculations.  LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets: No asset documentation required due to cash out refinance.

Credit Grade:  A with a credit score of 706.  12 months bank statements with 0x30.  CH 7 BK discharged > 3 years. No foreclosures and an LTV of 80% met the A credit criteria.

Borrower had 12 open/active tradelines.

Credit Report dated 12/14/2017, with Note date of XXX. Credit Report was <60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 12/21/2017 is 6.249% (5.999% base rate + 0.25% for 24 months Business bank statement). Lender qualified and closed at a rate of 6.249%.	Complete	ASFFEB18
942	(No Data)	XXX	XXX	NJ	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	CRDTER3122: Terms/Guidelines: Loan documents do not meet guideline requirements
- Initial Clayton Comments:  Alt Doc / Bank Statement Program.  Bank statements indicate 13 NSF checks in last 12 months.  Guidelines state maximum 6 NSF checks in last 12 months.  File is missing approval on a case by case basis by Senior Management of CSC, when NSF checks are greater than 6 in last 12 month period.
- Client/Seller Response Comments:  2/8/2018-Client provided Updated UW Worksheet with senior management approval. 2/8/2018-Clayton reviewed client response.  Exception satisfied.
- Clayton Conclusion Comments:  2/8/2018-Exception satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/SFR.  LTV/CLTV/HCLTV is 74.07%.  7/1 ARM. LAW at 20.16% DTI.  Review yields DTI of 20.19%.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $124,675.79  Lender qualified with monthly income of $124,675.80  Proceeding with Lenders Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $596,785.03

Credit Grade:  A- with a credit score of 695. Credit Report with a rating of 0x30. No BK’s or foreclosures, and an LTV of 74.07% met the A- Credit Grade requirements.

Minimum Tradelines:  Borrower has 14 open/active tradelines.

Credit Report dated 12/15/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 12/21/2017, is 6.875% (6.125% base rate + 0.250% for Bank Statements + 0.50 for Loan amount). Lender qualified and closed at a rate of 6.875%.	Complete	ASFFEB18
949	(No Data)	XXX	XXX	GA	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPTRID4463: TILA/RESPA Integrated Disclosure: TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non Numeric ErrorAll CD's:  Loan Disclosure - Assumption does not match Note/Product.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, PUD.  LTV/CLTV/HCLTV is 65.24%.  30 Year Fixed.  LAW at 11.36% DTI.  Review yields DTI of 11.36%.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $36,390.67.  Lender qualified with monthly income of $33,871.71.  Proceeding with Lender’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

FTHB Payment Shock = 1.76X (Max 3X current rental payment).  Current Rent = $2060.  New PITI = $3638.71 (New PITI / Current Rent = 1.76X).

Assets:  Statements in file identified total assets of $568,186.89.

Maggi Reserve Requirements:  Statements in file supported assets of $568,186.89 with reserves of $338,403.39 (100.45 months).  Reserves met CSC guideline requirement of 6 months PITI for LTV < 80%.

Credit Grade:  A+ with a credit score of 803.  12 months canceled checks with a rating of 0x30. No BK’s or foreclosures and an LTV of 65.24% met the A+ Credit Grade requirements.

Borrower has 15 open/active tradelines.

Credit Report dated 11/27/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 12/5/2017 is 5.25% (4.75% base rate + 0.125% for Business Bank Statements + 0.375 for 30 Year fixed). Lender qualified and closed at a rate of 5.250%.	Complete	ASFFEB18
950	(No Data)	XXX	XXX	FL	ATR/QM: Not Applicable	2	2	1	1	(No Data)	CRDTER3118: Terms/Guidelines: Loan does not adhere to Rate Sheet terms
- Initial Clayton Comments:  Rate per Citadel ODF Rate Sheet dated 11/20/2017 is 6.500% (6.500% base rate).  Lender qualified and closed at a rate of 7.000%.
CRDAPP130: Application: Application is incomplete
- Initial Clayton Comments:  Final 1003 reflects Citadel Servicing Corporation as the originating Brokerage. Origination docs reflect NP Inc. as the originating Brokerage.
- Client/Seller Response Comments:  12/29/2017  Client provided Updated 1003 showing correct loan originator. 12/29/2017 - Clayton reviewed the Updated 1003 showing correct loan originator, as NP, Inc. dba US Mortgage of Florida. Exception Satisfied.
- Clayton Conclusion Comments:  12/29/2017 - Exception Satisfied.

CMPFDCP3206: Federal Consumer Protection:  NMLS License verification found Loan Originator Name does not match ID
- Initial Clayton Comments:  The Originators name on the Note, and Mortgage is NPC, Inc with NMLS ID of XXXX. Final 1003 has NMLS ID of XXXX with Citadel Servicing Corporation.
- Client/Seller Response Comments:  12/29/2017  Client provided Updated 1003 showing correct loan originator. 12/29/2017 - Clayton reviewed the Updated 1003 showing correct loan originator, as NP, Inc. dba US Mortgage of Florida. Exception Satisfied.
- Clayton Conclusion Comments:  12/29/2017 - Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Second Home/ Condo (Non-Warrantable).  LTV is 51.02%.  7/1 ARM.  LAW at 26.95% DTI.  Review yields DTI of 26.95%.

Income:
B1:  ODF/Foreign National with monthly stated income per the LAW of $6,148.

Assets:  Statements in file identified total assets of $96,795.31.

Credit Grade:  ODF FN.  LTV of 51.02% met the ODF Credit Grade requirements.

ODF Letter in file.

																Rate per Citadel ODF Rate Sheet dated 11/20/2017 is 6.500% (6.500% base rate). Lender qualified and closed at a rate of 7.000%.	Complete	ASFFEB18
952	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPSRS2051: State Rate Spread: CA Higher-Priced Loan - Initial Clayton Comments: Test APR is 7.780%, Benchmark rate of 4.020% for a variance of 3.760% exceeding the Rate Spread Trigger of 1.50%.	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, SFR.  LTV/CLTV/HCLTV is 85%.  7/1 ARM.  LAW at 36.94% DTI.  Review yields DTI of 36.88%.  Variance due to calculated REO properties.

Income:
Alt Doc with 24 months business bank statements supporting a monthly cash flow of $14,805.60.  Lender qualified with monthly income of $14,823.99.  Proceeding with Clayton’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $152,113.40.

Credit Grade:  A- with a credit score of 678.  Credit report with a mortgage rating of 0x30 / 12 months canceled checks with a rating of 0x30 for rental, no BK’s or foreclosures, and an LTV of 85% met the A- Credit Grade requirements.

Borrower has 11 open/active trade-lines.

Credit Report dated 12/1/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 12/21/2017 is 7.50% (7.25% base rate + 0.25% for bus bank statements). Lender qualified and closed at a rate of 7.50%.	Complete	ASFFEB18
954	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	CMPATRQM2900: Ability to Repay/Qualified Mortgage: TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; Clayton's status determination places loan in a riskier status than the Lender's status determination.
- Initial Clayton Comments:  VVOE within 72 hours of closing is missing for B1 (XXXX).
- Client/Seller Response Comments:  2/8/2018- Client provided VVOE. 2/8/2018-Clayton reviewed VVOE.  Exception satisfied.
- Clayton Conclusion Comments:  2/8/2018-Exception satisfied.

CMPATRQM2906: Ability to Repay/Qualified Mortgage:  TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; is not a Qualified Mortgage Lender did not document that they considered all ATR UW factors
- Initial Clayton Comments:  VVOE within 72 hours of closing is missing for B1 (XXXX).
- Client/Seller Response Comments:  2/8/2018- Client provided VVOE. 2/8/2018-Clayton reviewed VVOE.  Exception satisfied.
- Clayton Conclusion Comments:  2/8/2018-Exception satisfied.

CRDINC2488: Income/Employment:  Verbal verification of employment missing
- Initial Clayton Comments:  VVOE within 72 hours of closing is missing for B1 (XXXX).
- Client/Seller Response Comments:  2/8/2018- Client provided VVOE. 2/8/2018-Clayton reviewed VVOE.  Exception satisfied.
- Clayton Conclusion Comments:  2/8/2018-Exception satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, SFR.  LTV/CLTV/HCLTV is 80%.  7/1 ARM .  LAW at 42.26% DTI.  Review yields DTI of 43.00%. Variance due to income calculation for B1 income.

Income:
B1:  2016 W2 of $56436.45 + YTD $55,394.84 through 12/29/2017/24=$4659.63.
Lender qualified with monthly income of $4722.21.  Proceeding with Clayton’s Calculations.

B2:  2016 W2 of $16147 + YTD $18194 through 12/29/2017=$1430.87.
Lender qualified with monthly income of $1272.68.  Proceeding with Lender’s Calculations.

Assets:  Statements in file identified total assets of $28,583.86.

Credit Grade:  B with a credit score of 632.  VOR with a rating of 0x30.  No BK’s,  short sales settled, loan modification > 12 months, and an LTV of 80% met the B Credit Grade requirements.

Borrowers have 10 open/active tradelines.

Credit Report dated 12/20/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 12/21/2017, is 7.875% (7.625% base rate + 0.25% for loan amount). Lender qualified and closed at a rate of 7.875%.	Complete	ASFFEB18
1035	(No Data)	XXX	XXX	CA	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	CRDCRMH118: Credit/Mtg History: Mortgage/rental lates exceed guidelines
- Initial Clayton Comments:  Credit report dated 10/12/2017 reflects  a mortgage rating of 2x30 in 12 months, for Nationstar #2179. Max allowable 1x30 for A- Credit Grade.
- Client/Seller Response Comments:  11/13/2017  Client Response:  Per our guidelines, Sec 4.21: Rolling lates, back to back but no more than 6 total, are considered one event.  In this case the lates for BofA #XXXX were 12/2016 and 1/2017, thus we would only count this as one late and it would meet the criteria for an A- grade.
- Clayton Conclusion Comments:  11/13/2017  Clayton reviewed the Client Response.  Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Non Owner, 3 Unit.  LTV is 60%.  7/1 ARM.  LAW at 27.64% DTI.  Review yields DTI of 27.54%.  Variance due to lower income used by review, and lower payment of $460 to XXX was used, instead of $700 used by lender.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $40,731.46.  Lender qualified with monthly income of $41,499.83.  Proceeding with Clayton’s Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Cash in hand of $318,583.63.

Credit Grade:  A- with a credit score of 658.  Credit report with a mortgage rating of 2x30 in 12 months.  No BK’s or foreclosures, and an LTV of 60% does not meet the A- Credit Grade requirements due to 2x30 in past 12 months.

Borrower has 9 open/active trade lines.

Credit Report dated 10/12/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 09/15/2017 is 6.500% (5.625% base rate + 0.375% for n/o/o bank statements + 0.250% for n/o/o + 0.250% for 3 units). Lender qualified and closed at a rate of 6.500%.	Complete	ASFFEB18
477	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPSRS2051: State Rate Spread: CA Higher-Priced Loan - Initial Clayton Comments: Test APR is 7.256%; benchmark rate is 3.690%. Variance of 3.566% exceeds 1.500% threshold.	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Owner Occupied/ SFR.  LTV is 80%.  7/1 ARM.  LAW at 34.36% DTI.  Review yields DTI of 34.36%.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $29,004.75.  Lender qualified with monthly income of $14,503.40.  Proceeding with Lender Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Debt Consolidation.  Cash in hand of $58,895.41.

Credit Grade:  A- with a credit score of 695.  Credit report with a mortgage rating of 0x30 in 12 months.  No BK’s or foreclosures, and an LTV of 80% met the A- Credit Grade requirements.

Borrower has 6 open/active tradelines.

Credit Report dated 07/13/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 05/15/2017 is 7.000% (6.750% base rate + 0.250% for business bank statements). Lender qualified and closed at a rate of 7.000%.	Complete	2017-10-30
497	(No Data)	XXX	XXX	TX	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPTRID4463: TILA/RESPA Integrated Disclosure: TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non-Numeric Material Error: CD dated 09/28/17:  Assumption Clause does not match the Note/Deed of Trust.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, PUD.  LTV/CLTV/HCLTV is 79.99%.  30 Year Fixed.  LAW at 33.98% DTI.  Review yields DTI of 34.52%.  Variance due to Consumer debt of $25 monthly that was not included with no proof that rev account is paid in full.

Income:
Alt Doc with 24 months personal/business bank statements supporting a monthly cash flow of $4,268.27.  Lender qualified with monthly income of $3,804.96.  Proceeding with Lender/Underwriter Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

FTHB Payment Shock = 1.858X (Max 3X current rental payment).  Current Rent = $700.  New PITI = $1,300.89 (New PITI / Current Rent = 1.858).

Assets:  Statements in file identified total assets of $33,493.46.

Credit Grade:  A- with a credit score of 651.  12 months canceled rent checks with a rating of 0x30, no BK’s or foreclosures, and an LTV of 79.99% met the A- Credit Grade requirements.

Borrower has 6 open/active tradelines.

Credit Report dated 08/02/17 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 09/15/2017 is 7.50% (6.75% base rate + 0.375% for Fixed Rate + 0.125% for Doc type personal bank statements + 0.25 for loan amount). Lender qualified and closed at a rate of 7.50%.	Complete	2017-10-05
531	(No Data)	XXX	XXX	FL	ATR/QM: Not Applicable	2	2	1	1	(No Data)	CRDTER3118: Terms/Guidelines: Loan does not adhere to Rate Sheet terms
- Initial Clayton Comments:  Rate per Citadel Rate Sheet dated 06/30/2017 is 7.999% (7.750% base rate + .375% for FN - .126% Buy down).  Lender qualified and closed at a rate of 8.374%.
CMPDOC225: Documentation: Missing Rider
- Initial Clayton Comments:  The following riders are missing from the file: Mortgage Arm Rider, 1-4 Family rider, and the PUD Rider.
- Client/Seller Response Comments:  10/25/2017  Client provided Updated Note with all applicable riders. 10/25/2017 - Clayton reviewed the Updated Note with all applicable riders. The only document provided was "Payment Letter to Borrower" for borrower's other current loan with CSC XXX  Please provide Mortgage Arm Rider, 1-4 Family rider, and the PUD Rider for loan XXX  Exception Remains.10/26/2017  Client provided Mortgage with all applicable riders has been uploaded.10/26/2017 - Clayton reviewed the Mortgage with all applicable riders has been uploaded.  Exception Satisfied.
- Clayton Conclusion Comments:  10/25/2017 - Exception Remains.10/26/2017 - Exception Satisfied.

CRDAPP130: Application:  Application is incomplete
- Initial Clayton Comments:  The Final 1003 reflects Citadel Servicing Corporation as the originating brokerage. The Note and Mortgage reflect Florida Mortgage Solutions Group, Inc.
- Client/Seller Response Comments:  10/25/2017  Client provided Updated 1003. 10/25/2017 - Clayton reviewed the Updated 1003, with Loan Origination Company as Florida Mortgage Solutions Group, Inc.  Exception Satisfied.
- Clayton Conclusion Comments:  10/25/2017 - Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Non Owner/PUD.  LTV is 70%.  7/1 ARM.  LAW at 25.74% DTI.  Review yields DTI of 25.74%.

Income:
B1:  ODF/Foreign National with monthly stated income per the LAW of $15,000.

Assets:  Statements in file identified total assets of $206,719.96.

Credit Grade:  ODF FN.  The file contains a credit reference letter from an internationally known financial institution.  LTV of 70% met the ODF Credit Grade requirements

ODF Letter in file.

																Rate per Citadel Rate Sheet dated 06/30/2017 is 7.999% (7.750% base rate + 0.375% for Foreign National - 0.126% Buy down). Lender qualified and closed at a rate of 8.374%.	Complete	2017-10-23
532	(No Data)	XXX	XXX	FL	ATR/QM: Not Applicable	2	2	1	1	(No Data)	CRDTER3118: Terms/Guidelines: Loan does not adhere to Rate Sheet terms
- Initial Clayton Comments:  Rate per Citadel Rate Sheet dated 06/30/2017 is 7.999% (7.750% base rate + 0.375% for Foreign National - 0.126% Buy down).  Lender qualified and closed at a rate of 8.374%.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Non Owner/PUD.  LTV is 70%.  7/1 ARM.  LAW at 25.74% DTI.  Review yields DTI of 25.74%.

Income:
B1:  ODF/Foreign National with monthly stated income per the LAW of $15,000.

Assets:  Statements in file identified total assets of $206,719.96.

Credit Grade:  ODF FN.  LTV of 70% met the ODF Credit Grade requirements
The file contains a credit reference letter from an internationally known financial institution. ODF Letter in file.

																Rate per Citadel Rate Sheet dated 06/30/2017 is 7.999% (7.750% base rate + 0.375% for Foreign National - 0.126% Buy down). Lender qualified and closed at a rate of 8.374%.	Complete	2017-10-23
548	(No Data)	XXX	XXX	CA	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Non Owner/SFR.  LTV is 50%.  7/1 ARM.  LAW at 20.22% DTI.  Review yields DTI of 20.25%.

Income:
B1:  ODF with monthly stated income per the LAW of $7,500.

ODF with NOO required Documentation: Borrower is currently employed, Borrower stated income is reasonable, Rental Survey (Form 1007) is provided with rental rate of $7,100 per month, Borrower provided statement of purpose of loan is Purchase property as an investment, DSCR > 1.00 and calculated at 1.27x ($7,100 from 1007 divided by PITA of $5,585.80), and Borrower's only rental property is subject.

Assets:  Statements in file identified total assets of $716,590.67.

Credit Grade:  ODF with a credit score of 691.  LTV of 50% met the ODF Credit Grade requirements.

Borrower has 5 open/active trade lines.

Credit Report dated 07/08/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

ODF Letter in file.

																Rate per Citadel Rate Sheet dated 06/01/2017 is 6.999% (6.999% base rate). Lender qualified and closed at a rate of 6.999%.	Complete	2017-10-30
559	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPTRID4463: TILA/RESPA Integrated Disclosure: TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non Numeric ErrorAll CD's:  Loan Disclosure - Assumption does not match Note/Product.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/ PUD.  LTV is 80%.  30 Year Fixed.  LAW at 36.34% DTI.  Review yields DTI of 36.43%.  Variance due to taxes calculated at $124.40/month per tax cert.

Income:
B1: Alt Doc with 24 months personal bank statements supporting a monthly cash flow of $6,967.28.  Lender qualified with monthly income of $5,953.  Proceeding with Lender Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $99,148.47.

Credit Grade:  A- with a credit score of 709.  Credit report, VOR and mortgage payoff and receipt of funds 1x30 in 12 months. CH 7 BK Discharge > 2 years, Foreclosure > 2 years, and an LTV of 80% met the A- Credit Grade requirements.

Borrower has 10 open/active tradelines.

Credit Report dated 09/21/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 09/15/2017, is 7.500% (6.750% base rate + 0.125% for personal bank statements + 0.250% for loan amount + 0.375% for 30 year fixed rate). Lender qualified and closed at a rate of 7.500%.	Complete	2017-10-19
580	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	2	2	1	1	(No Data)	(No Data)	PRVAFEMA858: FEMA: Natural Disaster Area, no subsequent inspection (Individual & Public)
- Initial Clayton Comments:  Appraisal (with interior inspection) was completed on 08/29/17 with no issues noted.  Declaration was issued 09/10/17 with an Effective Date of 10/01/17 (Declaration # 4337); subsequent Inspection due to Natural Disaster area not in the file.
- Client/Seller Response Comments:  10/13/2017  Client provided a Post Disaster Inspection dated 09/15/2017.
- Clayton Conclusion Comments:  10/13/2017 - Clayton reviewed the Post Disaster Inspection.  Exception Satisfied.
CRDTER113: Terms/Guidelines: Loan amount is below guideline minimum
- Initial Clayton Comments:  Loan amount of XXX is below NP Program minimum of $75,000.
- Clayton Conclusion Comments:  10/11/2017  File contains LAW dated 09/18/2017, with Sr Management Approval for loan amount of XXX.  Exception waived.
CFCFS1737: LTV below guideline requirements - Clayton Comments: LAW dated 09/18/2017 allowing the score due to compensating factors of Low LTV at 39.33% paying off all charge-offs/collections.	(No Data)	Loan Summary:
Cash Out Refinance, Owner Occupied, PUD.  LTV/CLTV/HCLTV is 39.33%.  7/1 ARM.  LAW at 49.08% DTI.  Review yields DTI of 48.17%.  Variance due to HOA Dues of $31.16/month (qualified off estimated amount of $46.75).

Income:
B1:  SSI Award letter $1,669.60
Lender qualified with monthly income of $1,699.60.

Assets:   No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Debt Consolidation.  Cash in hand of $5,333.02.

Credit Grade:  C with a credit score of 498.  Credit report with No Rating – property free and clear, no BK’s or foreclosures, and an LTV of 39.33% did not meet the C Credit Grade requirements minimum credit score of 500.

Borrower has 12 open/active tradelines.

Credit Report dated 08/16/17 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017 is 8.75% (8.25% base rate + 0.50% for loan amount). Lender qualified and closed at a rate of 8.75%.	Complete	2017-10-05
585	(No Data)	XXX	XXX	FL	ATR/QM: Not Applicable	2	2	1	1	(No Data)	CRDTER3118: Terms/Guidelines: Loan does not adhere to Rate Sheet terms
- Initial Clayton Comments:  Rate per Citadel Rate Sheet dated 06/30/2017 is 7.124% (6.999% base rate + .125% for FN).  Lender qualified and closed at a rate of 7.624%.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Non Owner/PUD.  LTV is 49.97%.  7/1 ARM.  LAW at 1.65% DTI.  Review yields DTI of 1.81%.

Income:
B1:  ODF/Foreign National with monthly stated income per the LAW of $12,000.

Assets:  Statements in file identified total assets of $192,875.09.

Credit Grade:  ODF FN.  The file contains a credit reference letter from an internationally known financial institution.  LTV of 49.97% met the ODF Credit Grade requirements.

ODF Letter in file.

																Rate per Citadel Rate Sheet dated 06/30/2017 is 7.124% (6.999% base rate + 0.125% for Foreign National). Lender qualified and closed at a rate of 7.624%.	Complete	2017-10-05
588	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Owner Occupied/ SFR.  LTV is 32.14%.  7/1 ARM.  LAW at 25.04% DTI.  Review yields DTI of 24.36%.  Variance due to taxes calculated at $502.32/month per tax cert used final CD at $511.80 for a conservative approach.

Income:
B1: Alt Doc with 24 months business bank statements supporting a monthly cash flow of $23,439.99 @ 60% = $13,801.74.  Lender qualified with monthly income of $13,400.  Proceeding with Lender Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Payoff of Balloon note.  Cash in hand of $179,391.25.

Credit Grade:  A with a credit score of 702.  Mortgage payment history with a rating of 0x30 in 12 months.  No BK’s or foreclosures, and an LTV of 32.14% met the A Credit Grade requirements.

Borrower has 11 open/active trade lines.

Credit Report dated 08/17/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017, is 5.375% (5.125% base rate + 0.250% for 24 month bank statements). Lender qualified and closed at a rate of 5.375%.	Complete	2017-10-17
594	(No Data)	XXX	XXX	NV	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPTRID4463: TILA/RESPA Integrated Disclosure: TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non Numeric Error. All CD's:  Loan Disclosure - Assumption does not match Note/Product.
CMPFDCP3206: Federal Consumer Protection: NMLS License verification found Loan Originator Name does not match ID
- Initial Clayton Comments:  Final 1003 reflects Citadel Servicing Corporation as the originating brokerage. Note and Mortgage reflect Citywide Home Loans, a Utah Corporation.
- Client/Seller Response Comments:  10/09/2017  Client provided a 1003 with the correct Loan Origination Company Name - Citywide Home Loans, a Utah Corporation.
- Clayton Conclusion Comments:  10/13/2017 - Clayton reviewed the 1003.  Exception Satisfied.

CRDLGL2862: Legal Documents:  Copy of Note in file is incomplete
- Initial Clayton Comments:  Documentation in file indicates subject loan is a Fixed Rate product.  Executed Note is on form for Fixed/Adjustable Rate Note - One Year Treasury Index.  Provide Note on correct Fixed Rate form, and Deed of Trust without ARM Rider, or provide clarifying addendum to Note and Deed of Trust.
- Client/Seller Response Comments:  10/13/2017  Client provided a corrected fixed Note, ROR, and proof of re-recording.
- Clayton Conclusion Comments:  10/13/2017 - Clayton reviewed the corrected Note.  Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Rate & Term Refinance/Owner Occupied/ PUD.  LTV is 61.09%.  30 Year Fixed.  LAW at 8.60% DTI.  Review yields DTI of 8.62%.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $154,199.14 / 50% = $77,099.57.  Lender qualified with monthly income of $77,277.77.  Proceeding with Underwriter Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Maggi Reserve Requirements:  Statements in file supported assets of $127,692.10 with reserves of $48,208.55 (6 months PITIA @ $5,573.24 x 6 = $33,439.44).  Reserves met CSC guideline requirement of 6 months PITI for LTV < 80%.

Benefit to Borrower:  Payoff of Balloon note.

Credit Grade:  A+ with a credit score of 756.  VOR 0x30 in 12 months, no BK’s. Foreclosure > 2 years, and an LTV of 61.09% met the A+ Credit Grade requirements.

Borrower has 6 open/active trade lines.

Credit Report dated 08/19/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Maggi Rate Sheet dated 09/21/2017 is 5.375% (4.875% base rate + 0.125% for bank statements LTV < 65% + 0.375% for 30 year fixed rate). Lender qualified and closed at a rate of 5.375%.	Complete	2017-10-05
605	(No Data)	XXX	XXX	NV	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Rate & Term Refinance/Owner Occupied/ PUD.  LTV is 80%.  7/1 ARM.  LAW at 35.45% DTI.  Review yields DTI of 35.45%.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $64,518.88.  Lender qualified with monthly income of $60,000.  Proceeding with Lender Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Maggi Reserve Requirements:  Statements in file supported assets of $148,124.25 with reserves of $141,491.22 (6 months PITIA of $8,583.04 x 6 = $51,498.24).  Reserves met CSC guideline requirement of 6 months PITI for LTV < 80%.

Benefit to Borrower:  Rate reduction from 7.250% to 6.000%.

Credit Grade:  A+ with a credit score of 716.  Credit report  and payment history with a mortgage rating of 0x30 in 12 months.  No BK’s,  Foreclosure > 4 years (03/2014),  short Sale > 2 year (09/2012), and an LTV of 80% did not meet the A+ Credit Grade requirements due to multiple event seasoning requirement is 48 months.

Borrower has 9 open/active trade lines.

Credit Report dated 08/30/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/21/2017 is 6.000% (5.625% base rate + 0.125% for Loan Amount + 0.250% for 24 month bank statements). Lender qualified and closed at a rate of 6.000%.	Complete	2017-10-23
610	(No Data)	XXX	XXX	PA	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	CRDTER3124: Terms/Guidelines: Loan documents do not meet guideline requirements
- Initial Clayton Comments:  Borrower to retain departure residence. Guidelines allow 80% of market rents to be used to offset PITI payment. Provide proof of market rents, as described in guidelines Section 4.20 on Page 29.  Lender used $1,000 x 80% = $800.  Departure address is XXX. Subject to additional conditions and requalification.
- Client/Seller Response Comments:  10/26/2017  Client provided Zillow.com report showing $1000/mo rent estimate.10/26/2017 - Clayton reviewed the Zillow.com report showing $1000/mo rent estimate.  Exception Satisfied.
- Clayton Conclusion Comments:  10/26/2017 - Exception Satisfied.

PRVAPROP177: Property:  Property Issues Indicated
- Initial Clayton Comments:  Hot Water Heater was disconnected at the time of the appraisal (09/08/2017).  CSC Appraisal Collateral Review required "442:1)Appraiser to verify that the water heater has been connected and is operational."
- Clayton Conclusion Comments:  File included an Inspection Report dated 10/05/2017 verifying the hot water heater storage tank was integrated into the boiler and was functioning.  Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/ SFR.  LTV is 85%.  7/1 ARM.  LAW at 26.21% DTI.  Review yields DTI of 26.34%.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $4,222.94.  Lender qualified with monthly income of $4,244.56.  Proceeding with Underwriter Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $24,131.59.

Credit Grade:  A- with a credit score of 659.  Credit report with a mortgage rating of 0x30 in 12 months.  No BK’s or foreclosures, and an LTV of 85% met the A- Credit Grade requirements.

Borrower has 6 open/active tradelines.

Credit Report dated 08/31/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017 is 8.250% (7.500% base rate + 0.250% for 24 business bank statements + 0.500% for Loan Amount). Lender qualified and closed at a rate of 8.250%.	Complete	2017-10-23
612	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPSRS2051: State Rate Spread: CA Higher-Priced Loan
- Initial Clayton Comments:  Test APR is 7.740%, Benchmark rate of 3.860% for a variance of 3.880% exceeding the Rate Spread Trigger of 1.50%.

CMPTRID4463: TILA/RESPA Integrated Disclosure:  TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non Numeric ErrorAll CD's:  Loan Disclosure - Assumption does not match Note/Product.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, PUD.  LTV/CLTV/HCLTV is 79.99%.  30 Year Fixed.  LAW at 40.68% DTI.  Review yields DTI of 40.68%.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $11,316.74.  Lender qualified with monthly income of $11,316.74.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $72,728.78.

Credit Grade:  A- with a credit score of 656.  Cancelled rent checks of 0X30 for 12 months, no BK’s or foreclosures, Short Sale > 1 year, unpaid non-medical collection > 2 years on broker's CBR, and an LTV of 79.99% met the A- met the Credit Grade requirements.

Borrower has 4 open/active tradelines.

Credit Report dated 08/31/17, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017 is 7.375% (6.75% base rate + 0.25% for Bank Statement + 0.375% for fixed rate). Lender qualified and closed at a rate of 7.350%.	Complete	2017-10-05
617	(No Data)	XXX	XXX	FL	ATR/QM: Not Applicable	2	2	1	1	(No Data)	CRDTER3118: Terms/Guidelines: Loan does not adhere to Rate Sheet terms
- Initial Clayton Comments:  Rate per Citadel Rate Sheet dated 06/01/2017 is 8.000% (7.750% base rate + 0.25% for business loan).  Lender qualified and closed at a rate of 8.375%.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Non Owner, Condo (Warrantable).  LTV/CLTV/HCLTV is 70%.  7/1 ARM.  LAW at 35.41% DTI.  Review yields DTI of 35.49%.

Income:
ODF with NOO required Documentation: Borrower is currently employed, Borrower stated income is reasonable, Rental Survey (Form 1007) is provided with rental rate of $2,300 per month, Borrower provided statement of purpose of loan is to acquire investment property.

Assets:  Statements in file identified total assets of $185,083.67.

Credit Grade:  ODF with a credit score of 755.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures and an LTV of 70%.

Borrower has 4 open/active tradelines.

Credit Report dated 09/01/17 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

ODF Letter in file.

																Rate per Citadel Rate Sheet dated 09/21/2017 is 7.375% (7.250% base rate + .125% for NOO bus). Lender qualified and closed at a rate of 8.375%.	Complete	2017-10-05
630	(No Data)	XXX	XXX	TX	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, PUD.  LTV/CLTV/HCLTV is 64.96%.  7/1 ARM.  LAW at 10.55% DTI.  Review yields DTI of 10.49%.  Variance due to taxes calculated at $3,503.92/month per tax cert.

Income:
Alt Doc with 24 months personal/business bank statements supporting a monthly cash flow of $88,139.31.  Lender qualified with monthly income of $88,139.31.  Proceeding with Lender Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $180.169.18.

Maggi Reserve Requirements:  Statements in file supported assets of $180,169.18 with reserves of $113,471.10 (14.04 months).  Reserves met CSC guideline requirement of 6 months PITI for LTV < 80%.

Credit Grade:  A+ (Maggi) with a credit score of 685.  12 months canceled checks/Mtg History with a rating of 0x30 and an LTV of 64.96% met the A+ (Maggi) Credit Grade requirements.

Borrower has 3 open/active tradelines.

Credit Report dated 09/13/17 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/21/2017 is 5.250% (5.125% base rate + 0.125% for Bank Statement). Lender qualified and closed at a rate of 5.250%.	Complete	2017-11-02
631	(No Data)	XXX	XXX	AZ	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Occupied/SFR, LTV/CLTV/HCLTV is 70%.  7/1 ARM   LAW at 31.07% DTI.  Review yields DTI of 31.07%.

Income:
Alt Doc with 24 months business bank statements supporting a monthly cash flow of $24,389.61 Lender qualified with monthly income of $23,391.00.  Proceeding with Lender Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:    No asset documentation required due to cash out refinance.

Benefit to Borrower:  Cash in hand of $35,367.11

Credit Grade:  B with a credit score of 646.  Credit report with a mortgage rating of 0x30,  no BK’s or foreclosures LTV of 70% met the B Credit Grade requirements.

Minimum Tradelines:  Borrower has 18 open/active tradelines.

Credit Report dated 10/20/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 10/16/2017 is 7.125% (6.875% base rate + 0.250% for bank statements). Lender qualified and closed at a rate of 7.125%.	Complete	2017-11-02
632	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Rate & Term Refinance/Owner Occupied/ SFR.  LTV is 70%.  7/1 ARM.  LAW at 41.69% DTI.  Review yields DTI of 41.71%.  Variance due to taxes calculated at $444.32/month per tax cert.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $90,183.06.  Lender qualified with monthly income of $52,000.  Proceeding with Lender Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Maggi Reserve Requirements:  Statements in file supported assets of $301,818.79 with reserves of $289,174.325 (6 months PITIA @ $4,668.89 x 6 = $28,013.34).  Reserves met CSC guideline requirement of 6 months PITI for LTV < 80%.

Benefit to Borrower:  Rate reduction from 6.625% to 5.000%.

Credit Grade:  A+ with a credit score of 707.  Credit report with a mortgage rating of 0x30 in 12 months.  No BK’s or foreclosures, and an LTV of 70% met the A+ Credit Grade requirements.

Borrower has 14 open/active tradelines.

Credit Report dated 09/21/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Maggi Rate Sheet dated 10/16/2017 is 5.000% (4.875% base rate + 0.125% for 24 month banks statements LTV = 70%). Lender qualified and closed at a rate of 5.000%.	Complete	2017-11-02
634	(No Data)	XXX	XXX	PA	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPTRID4312: TILA/RESPA Integrated Disclosure: TRID - CD: The value for Total Payoffs and Payments in the LE column of the CD's Calculating Cash to Close table is different from the value disclosed on the last LE or a prior CD
- Initial Clayton Comments:  LE 09/26/17 Section: Calculating Cash to Close - Estimated Total Payoffs and Payments is $261,879. CDs 10/20/17 and 11/1/17 Section: Calculating Cash to Close  Total Payoffs and Payments (K) for the LE is $240,806.

CMPTRID4463: TILA/RESPA Integrated Disclosure:  TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non-Numeric Error.CD dated 10/20/17:  Assumption Clause does not match the Note/Deed of Trust.

CMPTRID4299: TILA/RESPA Integrated Disclosure:  TRID - CD: The value for Total Closing Costs in the LE column of the CD's Calculating Cash to Close table is different from the value disclosed on the last LE or a prior CD
- Initial Clayton Comments:  LE 09/26/17 Section: Calculating Cash to Close - Total Closing Costs (J) is $33,851. CDs 10/20/17 and 11/1/17 Section: Calculating Cash to Close - Total Closing Costs (J) for the LE is $34,920.

CMPTRID4309: TILA/RESPA Integrated Disclosure:  TRID - CD: The value for Cash to Close in the LE column of the CD's Calculating Cash to Close table is different from the value disclosed on the last LE or a prior CD
- Initial Clayton Comments:  LE 09/26/17 Section: Calculating Cash to Close - Estimated Cash to Close is $30,730. CDs 10/20/17 and 11/01/17 Section: Calculating Cash to Close - Cash to Close (LE) is $10,726.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Owner Occupied/ SFR.  LTV is 64.63%.  30 Year Fixed.  LAW at 25.62% DTI.  Review yields DTI of 24.82%.  Variance due to taxes calculated at $355.25/month per tax cert.

Income:
B1:  Alt Doc with 24 months personal bank statements supporting a monthly cash flow of $8,373.42.  Lender qualified with monthly income of $8,000.  Proceeding with Lender Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Debt Consolidation.  Cash in hand of $10,626.67.

Credit Grade:  A with a credit score of 729.  Credit report with a mortgage rating of 0x30 in 12 months.  No BK’s or foreclosures, and an LTV of 64.63% met the A Credit Grade requirements.

Borrower has 12 open/active trade lines.

Credit Report dated 09/21/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017 is 5.875% (5.375% base rate + 0.125% for personal bank statements + 0.375% for 30 year fixed rate). Lender qualified and closed at a rate of 5.875%.	Complete	2017-11-02
635	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPSRS2051: State Rate Spread: CA Higher-Priced Loan
- Initial Clayton Comments:  APR is 7.933%, Benchmark rate of 3.890% for a variance of 4.043% exceeding the Rate Spread Trigger of 1.50%.

CMPTRID4463: TILA/RESPA Integrated Disclosure:  TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non-Numeric Error: CD dated 10/26/17:  Assumption Clause does not match the Note/Deed of Trust.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Owner Occupied/SFR.  LTV/CLTV/HCLTV is 61.54%.  30 Year Fixed.  LAW at 28.61% DTI.  Review yields DTI of 28.61%.

Income:
B1: Alt Doc with 24 months business bank statements supporting a monthly cash flow of $26,623.34.  Lender qualified with monthly income of $7,230.00 as per stated on the loan application Proceeding with Lender Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:   No asset documentation required due to cash out refinance..

Benefit to Borrower:  Debt Consolidation.

Credit Grade:  B with a credit score of 638.   No Rating – Subject is owned Free and Clear, no BK’s or foreclosures, and an LTV of 61.54 % met the B Credit Grade requirements.

Minimum Tradelines:  Borrower has 27 open/active tradelines.

Credit Report dated 09/21/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017 is 7.50% (6.875% base rate + 0.250% for Bank Statement + 0.375% for Fixed rate). Lender qualified and closed at a rate of 7.50%.	Complete	2017-11-02
636	(No Data)	XXX	XXX	CA	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance, Non Owner, SFR.  LTV/CLTV/HCLTV is 70%.  7/1 ARM.  LAW at 41.24% DTI.  Review yields DTI of 41.24%.

Income:
B1:  SSI award letter $895 monthly.
Retirement award letter $1,896.33 monthly
Lender qualified with monthly income of $2,791.33.

Assets:  No asset documentation required due to cash out refinance

Benefit to Borrower:  Cash in hand of $98,716.00.

Credit Grade:  A- with a credit score of 665.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures and an LTV of 70% met the A- Credit Grade requirements.

Borrower has 3 open/active tradelines.

Credit Report dated 09/21/17 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017 is 6.249% (5.999% base rate + 0.25% for NOO). Lender qualified and closed at a rate of 6.249%.	Complete	2017-10-31
640	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPTRID4463: TILA/RESPA Integrated Disclosure: TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non-Numeric Error:CD dated 10/23/17:  Assumption Clause does not match the Note/ARM Rider.
CRDTER3122: Terms/Guidelines: Loan documents do not meet guideline requirements
- Initial Clayton Comments:  Departure residence is being retained as investment property.  Per, CSC guidelines, Section 4.20, on Page 29, provide  market rent analysis to determine monthly rent to offset property expenses.  Lender's estimate on LAW is $975 x 80% = $780.  Subject to requalification and additional conditions.
- Client/Seller Response Comments:  11/07/2017  Client provided Zillow report for departure property used for calculating estimated rent.11/07/2017 - Clayton reviewed the Zillow report for departure property used for calculating estimated rent, dated 09/28/2017, for XXX, with Rent Zestimate is XXX/mo.  Exception Satisfied.
- Clayton Conclusion Comments:  11/07/2017 - Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/ SFR.  LTV is 79.99%.  30 Year Fixed.  LAW at 29.58% DTI.  Review yields DTI of 28.03%.  Variance due to taxes calculated at $124.59/month per tax cert.

Income:
B1:  Alt Doc with 24 months personal bank statements supporting a monthly cash flow of $6,083.88.  Lender qualified with monthly income of $5,293.  Proceeding with Lender Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $60,999.66.

Credit Grade:  A with a credit score of 752.  No Rating – departure owned free and clear, no BK’s or foreclosures, and an LTV of 79.99% met the A Credit Grade requirements.

Borrower has 14 trade lines.

Credit Report dated 09/28/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 09/15/2017, is 6.750% (6.250% base rate + 0.125% for personal bank statements + 0.375% for 30 year fixed rate). Lender qualified and closed at a rate of 6.750%.	Complete	2017-10-31
641	(No Data)	XXX	XXX	AZ	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, SFR.  LTV/CLTV/HCLTV is 50%.  7/1 ARM.  LAW at 13.46% DTI.  Review yields DTI of 13.46%.
Income:
Alt Doc with 24 months personal/business bank statements supporting a monthly cash flow of $26,319.76.  Lender qualified with monthly income of $26,113.16.  Proceeding with Lender Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $500,351.31.

Maggi Reserve Requirements:  Statements in file supported assets of $500,351.30 with reserves of $144,455.58 (53.96 months).  Reserves met CSC guideline requirement of 6 months PITI for LTV < 80%

Credit Grade:  A+ Maggi with a credit score of 695.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures and an LTV of 50% met the A+ Maggi Credit Grade requirements.

Borrower has 4 open/active tradelines.

Credit Report dated 9/29/17, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 9/21/2017 is 5.250% (5.125% base rate + 0.125% for Bank Statement). Lender qualified and closed at a rate of 5.250%.	Complete	2017-10-27
933	(No Data)	XXX	XXX	FL	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Non Owner/SFR.  LTV is 65%.  7/1 ARM.  LAW at 29.76% DTI.  Review yields DTI of 29.77%.

Income:
B1:  ODF with monthly stated income per the LAW of $8,500.

ODF with NOO required Documentation: Borrower is currently employed, Borrower stated income is reasonable, Rental Survey (Form 1007) is provided with rental rate of $1900 per month, Borrower provided statement of purpose of loan is free up some capital to purchase more property, DSCR > 1.00 and calculated at 1.31 ($1900 from active lease divided by PITA of $1,450.96), and is not the Borrower's only rental property.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Cash in hand of $120,943.32.

Credit Grade:  ODF with a credit score of 709.  LTV of 65% met the ODF Credit Grade requirements.

Borrower has 4 open/active trade lines.

Credit Report dated 10/03/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

ODF Letter in file.

																Rate per Citadel Rate Sheet dated 09/21/2017 is 6.999% (6.999% base rate). Lender qualified and closed at a rate of 6.999%.	Complete	2017-10-27
938	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPTRID4463: TILA/RESPA Integrated Disclosure: TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non Numeric ErrorAll CD's":  Loan Disclosure - Assumption does not match Note/product.
CRDINC2488: Income/Employment: Verbal verification of employment missing
- Initial Clayton Comments:  VVOE within 72 hours of closing is missing for B2 (XXXX).
- Client/Seller Response Comments:  10/26/2017  Client provided VVOE.10/26/2017 - Clayton reviewed the VVOE.  Exception Satisfied.
- Clayton Conclusion Comments:  10/26/2017 - Exception Satisfied.

CMPATRQM3220: Ability to Repay/Qualified Mortgage:  TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.
- Initial Clayton Comments:  VVOE within 72 hours of closing is missing for B2 (XXX).
- Client/Seller Response Comments:  10/26/2017  Client provided VVOE.  10/26/2017 - Clayton reviewed the VVOE.  Exception Satisfied.
- Clayton Conclusion Comments:  10/26/2017 - Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/ Condo (Warrantable).  LTV is 75%. 30 Year Fixed.  LAW at 46.25% DTI.  Review yields DTI of 46.26%.

Income:
B1:  Alt Doc with 24 months personal bank statements supporting a monthly cash flow of $3,870.62.  Lender qualified with monthly income of $3,872.53.  Proceeding with Underwriter Calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

B2:  Paystub dated 09/29/2017, supported a biweekly pay cycle. UW basing salary on hourly rate: $16.3699 x 40 x 52 / 12 = $2,837.45
Lender qualified with monthly income of $2,726.54. Proceeding with lender calculations.

Assets:  Statements in file identified total assets of $180,006.11.

Credit Grade:  A- with a credit score of 681.  Credit report with a mortgage rating of 0x30 in 12 months.  No BK’s, Foreclosure > 2 years, and an LTV of 75% met the A- Credit Grade requirements.

Borrower has 17 open/active trade lines.

Credit Report dated 09/06/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 09/15/2017, is 6.875% (6.375% base rate + 0.125% for 24 months personal bank statements + 0.375% for 30year fixed rate). Lender qualified and closed at a rate of 6.875%.	Complete	2017-10-23
568	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	2	2	1	1	(No Data)	(No Data)	CRDINC2488: Income/Employment: Verbal verification of employment missing
- Initial Clayton Comments:  VVOE within 72 hours of closing is missing for B1 (Baycare Health System).
- Client/Seller Response Comments:  09/13/2017  Client provided VVOE within 3 days of funding has been uploaded. 09/13/2017 - Clayton reviewed the VVOE.  Exception Satisfied.
- Clayton Conclusion Comments:  09/13/2017 - Exception Satisfied.

PRVAPROP177: Property:  Property Issues Indicated
- Initial Clayton Comments:  Provide inspection report to determine impact from Hurricane Irma, prior to funding.  Documents signed 08/28/2017.  Funding occurred 09/01/2017.
- Client/Seller Response Comments:  09/25/2017  Client provided a Property Inspection Report dated 09/20/2017.
- Clayton Conclusion Comments:  09/25/2017 - Clayton reviewed the Property Inspection Report.  Exception Satisfied.

PRVAFEMA856: FEMA:  Natural Disaster Area, no subsequent inspection (Public)
- Initial Clayton Comments:  Provide inspection report to determine impact from Hurricane Irma, prior to funding.  Documents signed 08/28/2017.  Funding occurred 09/01/2017.
- Client/Seller Response Comments:  09/25/2017  Client provided a Property Inspection Report dated 09/20/2017.
- Clayton Conclusion Comments:  09/25/2017 - Clayton reviewed the Property Inspection Report.  Exception Satisfied.
CRDCRMH279: Credit/Mtg History: Credit Score Less than 500
- Initial Clayton Comments:  Credit score of 491 is less than guidelines minimum credit score of 500.
- Clayton Conclusion Comments:  9/12/2017 Exception waived.  File contains LAW dated 8/23/17, with CSC Mgmt acknowledge FICO below 500.
(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Owner Occupied/ PUD.  LTV is 43.75%.  7/1 ARM.  LAW at 27.89% DTI.  Review yields DTI of 27.89%.

Income:
B1:  Paystub dated 08/17/2017, supported a biweekly base of $1,856.80 ($4,023.07 monthly).
Lender qualified with monthly income of $3,905.20. Proceeding with lender calculations.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Debt Consolidation.  Cash in hand of $57,186.55

Credit Grade:  C with a credit score of 491.  No Rating –Subject owned free and clear, No Bks or foreclosures, and an LTV of 43.75% does not meet the C Credit Grade requirements due to fico below the Lender minimum score of 500.

Borrower has 11 open/active trade lines.

Credit Report dated 07/31/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 08/09/2017, is 8.500% (8.250% base rate + 0.250% for Loan Amount). Lender qualified and closed at a rate of 8.500%.	Complete	2017-09-06
28	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Rate & Term Refinance/Owner Occupied/ SFR.  LTV is 66.50%.  7/1 ARM.  LAW at 45.57% DTI.  Review yields DTI of 46.99%.  Variance due Calculated income of $11,521.95 with calculated obligations of $5,413.71 is DTI of 46.99%.

Income:
B1:
Alt Doc with 24 months business bank statements supporting a monthly cash flow of $20,386.01 / 50% = $10,193.01.  Lender qualified with monthly income of $10,193.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Asset Depletion:  Qualified on the following assets – Fidelity Brokerage/0395 with balance of $83,087.12, and Fidelity 0585 brokerage balance of $29,163.14 for a total of $112.250.26 available assets calculated over 7yrs at 1% for $1,384.18.  See print-out in file.  Lender qualified with Asset Depletion Income of $1,328.95. Proceeding with Lender calculations.

Assets:  Statements in file identified total assets of $112.250.26.

Benefit to Borrower:  Rate reduction from 9.125% to 5.875%.  Cash in hand of $858.26.

Credit Grade:  A with a credit score of 742.  Credit report and payment histories with a mortgage rating of 0x30 in 12 months. No BK’s, Foreclosure > 3 years, and an LTV of 66.50% met the A Credit Grade requirements.

Borrower has 4 open/active trade lines.

Credit Report dated 08/09/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 08/09/2017, is 5.875% (5.625% base rate + 0.250% for business bank statements). Lender qualified and closed at a rate of 5.875%.	Complete	2017-09-20
31	(No Data)	XXX	XXX	WA	ATR/QM: Not Applicable	2	2	1	1	(No Data)	CRDTER3118: Terms/Guidelines: Loan does not adhere to Rate Sheet terms
- Initial Clayton Comments:  Rate per Citadel ODF Rate Sheet dated 06/01/2017 is 7.875% (7.750% base rate + .125% for business Loan).  Lender qualified and closed at a rate of 8.249%.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Non Owner/ SFR.  LTV is 70%.  7/1 ARM.  LAW at 30.40% DTI.  Review yields DTI of 30.20%.

Income:
B1:  ODF with monthly stated income per the LAW of $24,500.

ODF with NOO required Documentation: Borrower is currently retired, Borrower stated income is reasonable. Subject Business Purpose Loan is to acquire non-owner occupied investment property, and is not the Borrower's only rental property.

Assets:  Statements in file identified total assets of $241,858.05.

Credit Grade:  ODF with a credit score of 708. LTV of 70% met the ODF Credit Grade requirements.

Borrower has 3 open/active trade lines.

Credit Report dated 08/14/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

ODF Letter in file.

																Rate per Citadel ODF Rate Sheet dated 06/01/2017, is 7.875% (7.750% base rate + 0.125% for business Loan). Lender qualified and closed at a rate of 8.249%.	Complete	2017-09-20
448	(No Data)	XXX	XXX	NJ	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Owner Occupied/ Condo (Warrantable).  LTV is 52.87%.  7/1 ARM.  LAW at 37.40% DTI.  Review yields DTI of 38.30%.  Variance due to taxes calculated at $782.91/month per Final CD.

Income:
B1:
Alt Doc with 24 months business bank statements supporting a monthly cash flow of $7,829.30.  Lender qualified with monthly income of $6,188. Proceeding with lender calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Cash in hand of $188,937.37.

Credit Grade:  A with a credit score of 718.  Credit report with a mortgage rating of 0x30 in 12 months.  No BK’s, Short Sale > 2 years, foreclosure > 3 years, and an LTV of 52.87% met the A Credit Grade requirements.

Borrower has 3 open/active trade lines.

Credit Report dated 06/15/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 05/15/2017, is 5.500% (5.250% base rate + 0.250% for business bank statements). Lender qualified and closed at a rate of 5.500%.	Complete	2017-08-29
540	(No Data)	XXX	XXX	WA	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Owner Occupied/ PUD, LTV/CLTV/HCLTV is 70%.  7/1 ARM, LAW at 17.04% DTI.  Review yields DTI of 17.04%.

Income:
B1:  24 month average of 2016/2015 Tax Returns (Schedule C  + Depreciation – M&E ) = $462,715.00 + $498,508.00 = $961,223.  / 24 = $40,050.96
Lender qualified with monthly income of $38,569.92

Assets:  No asset documentation required due to cash out refinance.

Benefit to Borrower:  Cash in hand of $277,779.17.

Credit Grade: B- with a credit score of 580.  Credit report with a mortgage rating of 0x90, no BK’s or foreclosures,  and an LTV of 70% met the B- Credit Grade requirements.

Minimum Tradelines:  Borrower has 4 open/active tradelines.

Credit Report dated 08/25/2017, with Note dated XXX.  Credit Report was <60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 05/15/2017, is 8.125% (8.125% base rate). Lender qualified and closed at a rate of 8.125%.	Complete	2017-09-11
554	(No Data)	XXX	XXX	NV	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	(No Data)	CMPTRID4352: TILA/RESPA Integrated Disclosure: TRID - CD: At least one section contains formatting that does not comply with the Regulation
- Initial Clayton Comments:  Non-Numeric Material Error:CD dated 8/30/17 Other Costs section "H" - line 04 identifies a value but who the fee is payable to is missing.
- Client/Seller Response Comments:  9.20.17 - Client provided PCCD dated 9/8/17.
- Clayton Conclusion Comments:  9.20.17 - Clayton reviewed PCCD dated 9/8/17 correcting Other Costs section.  Exception satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, PUD.  LTV/CLTV/HCLTV is 80%. 7/1 ARM.  LAW at 43.18 DTI.  Review yields DTI of 42.22%.  Variance due to tax cert lower than estimated.

Income:
Alt Doc with 24 months personal/business bank statements supporting a monthly cash flow of $25,771.97.
Lender qualified with monthly income of $25,711.42.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $221,806.89.

Credit Grade:  A with a credit score of 701.  Credit report with a rating of 0x30, no BK’s or foreclosures and an LTV of 80% met the A Credit Grade requirements.

Borrower has 3 open/active tradelines.

Credit Report dated 7/24/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 05/15/2017, is 6.50% (6.250% base rate + 0.25% for Alt Doc bank statements). Lender qualified and closed at a rate of 6.50%.	Complete	2017-09-11
555	(No Data)	XXX	XXX	NV	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/Non Owner, SFR, LTV/CLTV/HCLTV is 75%.  30 Year Fixed.  LAW at 24.45% DTI.  Review yields DTI of 25.03%. Variance due to primary residence PITI calculated at $810.97 as per Mortgage Statement, and property taxes higher.

Income:
B1:  12 months Annuity as per 2016 1099 = $7,224.00 / 12 = $602.00 (Monthly)
B1:  12 months Social Security Income as per award letter dated 7/21/207 = $2,018.00 (Monthly)
B1:  12 months Pension as per 2016 1099 = $14534.69 / 12 = ($1,211.25)
B1:  24 months Schedule C income as per 2015/2016 1040’s $670.00 + $660.00 = $1,330.00 / 24 = - $55.41.
$602.00+ $2,018.00 + $1,211.25 – ($55.41) = $3,775.84
Lender Qualified with income of $3,776.40

Assets:  Statements in file identified total assets of $201,950.75.

Credit Grade:  A with a credit score of 725.  Credit report with a mortgage rating of 0x30 / no BK’s, foreclosure > 03 years, and an LTV of 75% met the A Credit Grade requirements.

Minimum Trade lines.  Borrower has 9 open/active trade lines.

Credit Report dated 07/24/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 05/15/2017, is 6.874% (5.99% base rate + 0.25% for NOO + 0.25% for Loan Amount + 0.375% for Fixed Rate). Lender qualified and closed at a rate of 6.874%.	Complete	2017-09-11
556	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPTRID4463: TILA/RESPA Integrated Disclosure: TRID - Assumption selection on the CD does not match the clause in the mortgage.
- Initial Clayton Comments:  Non Numeric Error. All CD's:  Loan Disclosure - Assumption does not match Note/Product.
CRDTER3122: Terms/Guidelines: Loan documents do not meet guideline requirements
- Initial Clayton Comments:  Per CSC guides page 52, section IX: Tax preparers license verification, from municipal, state or federal licensing boards or proof of their business existence is missing from the file.  Tax Preparer is XXX, signed by XXX.
- Client/Seller Response Comments:  09/08/2017  Client Response:  A signed letter from the CPA including state and federal license numbers has been uploaded. 09/08/2017 - The Tax preparers license verification, from municipal, state or federal licensing boards is missing.  Exception Remains.09/13/2017  Client provided Proof of self-employment by way of CA SoS Statement of Information.09/13/2017 - Clayton reviewed the Proof of self-employment by way of CA SoS Statement of Information.  Exception Satisfied
- Clayton Conclusion Comments:  09/13/2017 - Exception Satisfied
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/ SFR.  LTV is 59.38%.  30 Year Fixed.  LAW at 27.30% DTI.  Review yields DTI of 27.10%.  Variance due to HOI calculated at $116.99/month per declaration sheet.

Income:
B1 &B2:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $26,592.45.  Lender qualified with monthly income of $25,000. Proceeding with lender calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $2,925.53.

Credit Grade:  A- with a credit score of 673.  VOR 0x30 in 12 months, BK > 2 years, foreclosure > 2 years, and an LTV of 59.38% met the A- Credit Grade requirements.

Borrower has 14 open/active trade lines.

Credit Report dated 07/26/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 08/09/2017, is 6.250% (5.625% base rate + 0.250% for business bank statements + 0.375% for 30 year fixed rate). Lender qualified and closed at a rate of 6.250%.	Complete	2017-09-01
557	(No Data)	XXX	XXX	FL	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	CRDTER146: Terms/Guidelines: Missing lender's loan approval/underwriting form
- Initial Clayton Comments:  Provide Lender's Conditional Loan Approval, indicating Loan Program is Non-Owner Business Purpose Program.  Conditional Loan Approval in file is for Loan # 7109503.
- Client/Seller Response Comments:  09/13/2017  Client provided the correct approval.09/13/2017 - Clayton reviewed the correct approval.  Exception Satisfied.
- Clayton Conclusion Comments:  09/13/2017 - Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/Non Owner, PUD, LTV/CLTV/HCLTV is 69.99%.  7/1 ARM / LAW at 31.01% DTI. Review yields DTI of 31.09%.

Income:
B1:  ODF/Foreign National with monthly stated income per the LAW of $24,750.00

B2:  ODF/Foreign National with monthly stated income per the LAW of $9,250.00.

ODF:   ODF Letter in file. Business Purpose Loan to acquire subject.

Assets:  Statements in file identified total assets of $379,048.80.

Credit Grade:  ODF with a credit score of 720.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures,  and an LTV of 69.99% met the ODF Credit Grade requirements.

Minimum Tradelines:  Borrower has 19 open/active tradelines.

Credit Report dated 07/28/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrowers.

																Rate per Citadel Rate Sheet dated 06/01/2017 is 8.00% (7.75% base rate + 0.250% for Business Loan ) Lender qualified and closed at a rate of 8.00%.	Complete	2017-09-06
566	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPSRS2051: State Rate Spread: CA Higher-Priced Loan - Initial Clayton Comments: Test APR is 7.376%; benchmark rate is 3.760%. Variance of 3.616% exceeds 1.500% threshold.	CRDINC2488: Income/Employment: Verbal verification of employment missing
- Initial Clayton Comments:  VVOE within 72 hours of closing is missing for B1 (Aim Insurance Services).
- Client/Seller Response Comments:  09/08/2017  Client provided a VVOE dated 08/29/2017.
- Clayton Conclusion Comments:  09/08/2017 - Clayton reviewed the VVOE.  Exception Satisfied.

CMPATRQM2972: Ability to Repay/Qualified Mortgage:  TILA - Loan is a non-QM loan; DTI exceeds clients guidelines.
- Initial Clayton Comments:  ATR DTI of XXX exceeded guideline max of 50.49%.
- Client/Seller Response Comments:  09/08/2017  Client Response:  With 1st mortgage P&I being at XXX Hazard insurance at XXX and Property Taxes at XXX per month (totaling XXX) and Total Qualifying Income being XXX per month, the DTI for this loan is XXX  Hazard Insurance policy and Tax Cert uploaded for reference. 09/08/2017 - Clayton Email Response:  The QM/ATR DTI is based on the Fully Indexed Rate of 7.125%.  This is the same issue that we had on Loan# XXX.  Exception Remains. 09/13/2017  Client Response:  The income calculation the UW used was not the most recent and was subsequently not updated since the apparent DTI at the time was still under 50%.  The original calculation used the paystub through 7/15 so we will now use the stub through 7/31 for a 2016 + YTD average which still results in a DTI less than 50% at the fully indexed rate of 7.125%.  Updated Income Analysis and UW Sheets have been uploaded.09/13/2017  Clayton reviewed the Client Response.  Updated income calculated ATR/DTI to 45.44%  Exception Satisfied.
- Clayton Conclusion Comments:  09/13/2017  Exception Satisfied.

CMPATRQM2906: Ability to Repay/Qualified Mortgage:  TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; is not a Qualified Mortgage Lender did not document that they considered all ATR UW factors
- Initial Clayton Comments:  VVOE within 72 hours of closing is missing for B1 (Aim Insurance Services).
- Client/Seller Response Comments:  09/08/2017  Client provided a VVOE dated 08/29/2017.
- Clayton Conclusion Comments:  09/08/2017 - Clayton reviewed the VVOE.  Exception Satisfied.

CRDATRQM3122: Ability to Repay/Qualified Mortgage:  TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; Clayton's status determination places loan in a different status than the Lender's status determination.
- Initial Clayton Comments:  VVOE within 72 hours of closing is missing for B1 (Aim Insurance Services).
- Client/Seller Response Comments:  09/08/2017  Client provided a VVOE dated 08/29/2017.
- Clayton Conclusion Comments:  09/08/2017 - Clayton reviewed the VVOE.  Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/ Owner Occupied/ SFR.  LTV is 62.86%.  7/1 ARM.  LAW at 49.57% DTI.  Review yields an ATR DTI of  50.54%.  Variance due to HOI calculated at $61.92/month per declaration sheet.

Income:
B1:  Paystub dated 08/04/2017, supported a Semimonthly Cycle. Noted Bonus. YTD at $35,000. W2 2015 reflects a Different Employer, will not consider. W2 2016 $58,662.18. Will use 12 month history and YTD: $35,000 + $58,662.18 = $93,662.18 / 19 (good thru 07/31/2017) = $4,929.59 average gross monthly income.
Lender qualified with monthly income of $4,431.79.  Proceeding with lender calculations.

Assets:  No asset documentation required due to cash out refinance or LTV < 65.01%.

Benefit to Borrower:  Cash in hand of $32,872.06.

Credit Grade:  B with a credit score of 607.  Credit report with a mortgage rating of 0x60 in 12 months. No BK’s or foreclosures, and an LTV of 62.86% met the B Credit Grade requirements.

Borrower has 5 open/active trade lines.

Credit Report dated 08/01/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 08/09/2017, is 6.875% (6.875% base rate). Lender qualified and closed at a rate of 6.875%.	Complete	2017-08-31
567	(No Data)	XXX	XXX	NV	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase, Owner Occupied, SFR.  LTV/CLTV/HCLTV is 90%.  30 Year Fixed.  LAW at 23.78% DTI.  Review yields DTI of 23.80%.

Income:
Alt Doc with 24 months business bank statements supporting a monthly cash flow of $20,242.50.  Lender qualified with monthly income of $20,255.45.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $106,690.57.

Credit Grade:  A with a credit score of 759.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures and an LTV of 90% met the A Credit Grade requirements.

Borrower has 3 open/active tradelines.

Credit Report dated 08/02/17, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 05/15/2017. is 8.50% (7.875% base rate + 0.25% for Alt doc Bank Statements+ 0.375% for 30 year fixed). Lender qualified and closed at a rate of 8.50%.	Complete	2017-09-11
569	(No Data)	XXX	XXX	CA	ATR/QM: Not Applicable	1	1	1	1	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Cash Out Refinance/Non Owner, SFR,  LTV/CLTV/HCLTV is 70%.  7/1 ARM /  LAW at 32.90% DTI.  Review yields DTI of 32.91%.

Income:
B1:  ODF with monthly stated income per the LAW of $14,500.

ODF with NOO required Documentation: Borrower is currently employed, Borrower stated income is reasonable, Rental Survey (Form 1007) is provided with rental rate of $2,550 per month, and a rent lease for $2,250. Lender used rent lease in qualifications. Borrower provided statement of purpose of loan is to pay bills and remodel home., DSCR > 1.00 and calculated at 1.29 ($2,250 from active lease divided by PITA of $1,73.19), and Borrower's only rental property is subject.

Assets:  No asset documentation required due to cash out refinance.

Benefit to Borrower:   Cash in hand of $211,087.91

Credit Grade:  ODF with a credit score of 673.  Credit report with a mortgage rating of 0x30, no BK’s or foreclosures,  and an LTV of 70% met the ODF Credit Grade requirements.

Minimum Tradelines:   Borrower has 07 open/active tradelines.

Credit Report dated 08/10/2017 with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

ODF:  ODF Letter in file.

																Rate per Citadel Rate Sheet dated 06/01/2017 is 7.75% base rate . Lender qualified and closed at a rate of 7.75%.	Complete	2017-09-06
570	(No Data)	XXX	XXX	FL	Non-QM: Lender documented all ATR UW factors	2	2	1	1	(No Data)	CRDTER3118: Terms/Guidelines: Loan does not adhere to Rate Sheet terms
- Initial Clayton Comments:  Rate per Citadel Rate Sheet dated 08/09/2017 is 7.000% (6.750% base rate + .250% for business bank statements).  Lender qualified and closed at a rate of 7.125%.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/ PUD.  LTV is 80%.  7/1 ARM.  LAW at 25.22% DTI.  Review yields DTI of 25.22%.

Income:
B1:
Alt Doc with 24 months business bank statements supporting a monthly cash flow of $48,469.29.  Lender qualified with monthly income of $45,000. Proceeding with lender calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $221,158.88.

Credit Grade:  A- with a credit score of 726.  Credit report with a mortgage rating of 0x30 in 12 months.  BK > 2 years, foreclosure > 2 years, and an LTV of 80% met the A- Credit Grade requirements.

Borrower has 16 trade lines.

Credit Report dated 08/10/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 08/09/2017, is 7.000% (6.750% base rate + 0.250% for business bank statements). Lender qualified and closed at a rate of 7.125%.	Complete	2017-09-06
571	(No Data)	XXX	XXX	CA	Non-QM: Lender documented all ATR UW factors	2	1	1	2	(No Data)	CMPSRS2051: State Rate Spread: CA Higher-Priced Loan - Initial Clayton Comments: Test APR is 8.366%; benchmark rate is 3.70%. Variance of 4.626% exceeds 1.500% threshold.	CMPTRID4323: TILA/RESPA Integrated Disclosure: TRID - Ten percent tolerance fees increased beyond 10% at or prior to closing without a valid reason or not timely disclosed; refund was sent to the consumer within 60 days of consummation
- Initial Clayton Comments:  Exception satisfied.Numeric Tolerance ErrorClient provided refund of XXX for increase in recording fees and was disclosed to borrower on CD 8/29/17.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/ PUD.  LTV is 89.29%.  7/1 ARM.  LAW at 10.30% DTI.  Review yields DTI of 10.30%.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $103,482.38.  Lender qualified with monthly income of $102,388.62. Proceeding with lender calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

FTHB Payment Shock = 2.08X (Max 3X current rental payment).  Current Rent = $3,200.  New PITI = $6,669.18.

Assets:  Statements in file identified total assets of $105,000.

Credit Grade:  A with a credit score of 707.  VOR/12 months canceled checks with a rating of 0x30 in 12 months, no BK’s or foreclosures, and an LTV of 89.29% met the A Credit Grade requirements.

Borrower has 11 open/active trade lines.

Credit Report dated 08/09/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 08/09/2017, is 8.125% (7.875% base rate + 0.250% for business bank statements). Lender qualified and closed at a rate of 8.125%.	Complete	2017-09-06
931	(No Data)	XXX	XXX	WA	Non-QM: Lender documented all ATR UW factors	2	1	2	1	(No Data)	(No Data)	PRVAPROP2556: Property: Acreage exceeds property eligibility guidelines
- Initial Clayton Comments:  Per CSC guidelines page 92, Section 16.3; Loans secured by properties located on more than five (5) acres to a maximum of 25 acres will be considered on a case-by-case basis (Subject is located on 13 acres).  Approval for case by case consideration for properties in excess of 5 acres is missing from the file.
- Client/Seller Response Comments:  09/13/2017  Client provided Underwriter Worksheet dated 8/16/2017, with approval for size of property and presence of horses. 09/13/2017 - Clayton reviewed the Underwriter Worksheet dated 8/16/2017, with approval for size of property and presence of horses.  Exception Satisfied.
- Clayton Conclusion Comments:  09/13/2017 - Exception Satisfied.
PRVAPROP241: Property: Property Type unacceptable under guidelines
- Initial Clayton Comments:  Property is ineligible, per Citadel guidelines, Section 9.2, Page 70, due to Agricultural use properties (crops, lumber, animals of any kind).  Per the appraiser on page 12 of appraisal report, subject property is a working horse boarding and training property.
- Client/Seller Response Comments:  09/13/2017  Client provided Underwriter Worksheet dated 8/16/2017, with approval for size of property and presence of horses.09/13/2017 - Clayton reviewed the Underwriter Worksheet dated 8/16/2017, with approval for size of property and presence of horses.  Exception Waived by client.
- Clayton Conclusion Comments:  09/13/2017 - Exception Waived.
(No Data)	(No Data)	Loan Summary:
Purchase (lease option signed 7/31/2008 / Owner Occupied/ SFR.  LTV is 60.50%.  7/1 ARM.  LAW at 20.70% DTI.  Review yields DTI of 20.70%.

Income:
B1:  Alt Doc with 24 months business bank statements supporting a monthly cash flow of $90,543.74.  Lender qualified with monthly income of $75,000. Proceeding with lender calculations.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  Statements in file identified total assets of $509.78.

Credit Grade:  A with a credit score of 762.  Cancelled checks and bank statements 0x30 in 12 months, no BK’s or foreclosures, and an LTV of 60.50% met the A Credit Grade requirements.

Borrower has 20 open/active trade lines.

Credit Report dated 07/06/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 08/09/2017, is 5.875% (5.375% base rate + 0.250% for bank statements + 0.250% for Loan Amount). Lender qualified and closed at a rate of 5.875%.	Complete	2017-08-31
934	(No Data)	XXX	XXX	AR	Non-QM: Lender documented all ATR UW factors	1	1	1	1	(No Data)	(No Data)	CRDAPP157: Application: Application Not Signed by Primary Borrower
- Initial Clayton Comments:  All applications located in the file are unsigned by the borrower.  Provide 1003 signed by borrower.
- Client/Seller Response Comments:  09/18/2017  Client provided a signed 1003.
- Clayton Conclusion Comments:  09/18/2017 - Clayton reviewed the 1003.  Exception Satisfied.

CRDINC2488: Income/Employment:  Verbal verification of employment missing
- Initial Clayton Comments:  VVOE within 72 hours of closing is missing for B1 (Mercedes Benz).
- Client/Seller Response Comments:  09/18/2017  Client provided a VVOE dated 09/05/2017.
- Clayton Conclusion Comments:  09/18/2017 - Clayton reviewed the VVOE.  Exception Satisfied.
(No Data)	(No Data)	(No Data)	Loan Summary:
Purchase/ Owner Occupied/SFR,  LTV/CLTV/HCLTV is 60%.  7/1 ARM / 30 Year Fixed.  LAW at 30.40% DTI.  Review yields DTI of 29.83%.  Variance due to taxes calculated at $382.63/month per tax cert.

Income:
B1:  Paystub dated 8/10/2017 supported a  YTD  income of $58,229.29
31 month average of 2016/2015 W2's + YTD Paystub dated 8/10/2017 = $141,033.63+ $142,926.84 + $58,229.29 = $342,189.76 / 31 = $11,038.38
Lender qualified with monthly income of $10,1487.52.

Assets:  Statements in file identified total assets of $466,054.

Credit Grade:  ODF with a credit score of 650. VOR/12 months canceled checks with a rating of 0x30, BK > 1 years, foreclosure > 3 years, and an LTV of 60% met the ODF Credit Grade requirements.

Credit Report dated 07/27/2017, with Note dated XXX Credit Report was <60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 06/30/2017 is 7.25% (7.250% base rate ). Lender qualified and closed at a rate of 7.25%.	Complete	2017-09-08
1034	(No Data)	XXX	XXX	CA	ATR/QM: Not Applicable	2	2	1	1	(No Data)	CRDTER146: Terms/Guidelines: Missing lender's loan approval/underwriting form
- Initial Clayton Comments:  LAW does not match terms of loan. Credit Score, Purpose of Loan, Refinance Type.
- Client/Seller Response Comments:  09/15/2017  Client provided a Conditional Loan Approval.09/15/2017 - Clayton Response:  Please provide LAW with correct Refinance Type - "Rate/Term".

CRDTER3118: Terms/Guidelines:  Loan does not adhere to Rate Sheet terms
- Initial Clayton Comments:  Rate per Citadel Rate Sheet dated 05/15/2017, is 6.24% (5.99% base rate + 0.250% for Bank Statements).  Lender qualified and closed at a rate of 6.75% as per Corr rate.
(No Data)	(No Data)	(No Data)	(No Data)	Loan Summary:
Rate & Term Refinance, Non Owner, Condo,  LTV/CLTV/HCLTV is 68.79%.  7/1 ARM   LAW at 24.16% DTI.  Review yields DTI of 24.19%.

Income:
B1 Alt Doc with 24 months personal/business bank statements supporting a monthly cash flow of $39,846.80  Lender qualified with monthly income of $38,000.
LOE from borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis was in file.

Assets:  No asset documentation required due to cash out refinance

Benefit to Borrower:  Payoff Balloon

Credit Grade:  A- with a credit score of 660, 12 months canceled checks with a rating of 0x30 / no BK’s, foreclosure > 2 years, and an LTV of 69.79% met the A- Credit Grade requirements.

Minimum Tradelines:  Borrower has 03 open/active tradelines.

Credit Report dated 07/06/2017, with Note dated XXX.  Credit Report was < 60 days as of the date the documents are signed by the borrower.

																Rate per Citadel Rate Sheet dated 05/15/2017, is 6.24% (5.99% base rate + 0.250% for Bank Statements). Lender qualified and closed at a rate of 6.75% as per Corr rate.	Complete	2017-09-06